UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.85%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	27,694,672	$322,643
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(b)	17,572,823	197,343
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	25,471,074	187,467
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	2,992,830	28,941
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	27,906,941	200,651
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	5,934,167	74,770
Lord Abbett Securities Trust - International Dividend Income Fund - Class I*(f)	6,875,994	64,428
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(g)	4,947,743	139,477
Lord Abbett Investment Trust - Total Return Fund - Class I(h)	9,933,489	102,017

Total Investments in Underlying Funds (cost $1,436,511,383)		1,317,737

Other Assets in Excess of Liabilities 0.15%		1,939

Net Assets 100.00%		$1,319,676

*	Non income-producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek a high level of current income.
(e)	Fund investment objective is to seek long-term capital appreciation.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(h)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 95.21%

COMMON STOCKS 1.12%

Biotechnology 0.16%
Cephalon, Inc.*	8	$633,571

Miscellaneous: Financial 0.96%
Financial Select Sector SPDR Fund	172	3,679,956

Total Common Stocks (cost $4,086,940)		4,313,527

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 79.51%

Advertising 1.11%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$4,250	4,239,375

Aerospace & Defense 1.47%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	3,515	4,160,881
Orbital Sciences Corp.	2.438%	1/15/2027	1,160	1,461,600
Total				5,622,481

Beverages 2.75%
Central Euro Distribution Corp.	3.00%	3/15/2013	4,265	4,504,906
Molson Coors Brewing Co.	2.50%	7/30/2013	5,350	6,052,188
Total				10,557,094

Biotechnology 4.42%
Affymetrix, Inc.	0.75%	12/15/2033	3,835	3,801,444
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,880	3,647,200
CV Therapeutics, Inc.	2.00%	5/16/2023	2,810	2,627,350
Integra LifeSciences Holdings†	2.75%	6/1/2010	7,115	6,874,869
Total				16,950,863

Commercial Services 1.89%
Quanta Services, Inc.	4.50%	10/1/2023	980	2,815,050
WESCO International, Inc.	1.75%	11/15/2026	5,300	4,418,875
Total				7,233,925

Communications Equipment 1.21%
ADC Telecommunications, Inc.	3.508%#	6/15/2013	5,650	4,633,000

Conglomerates 1.53%
EnPro Industries, Inc.	3.937%	10/15/2015	1,570	2,235,288
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(a)	1.481%	1/15/2034	4,900	3,626,000
Total				5,861,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 2.69%
Countrywide Financial Corp.	Zero Coupon	4/15/2037	$4,700	$4,588,375
Eksportfinans A/S (Norway) (b)	7.13%	3/2/2009	18,700	5,709,110
Total				10,297,485

Electronic Equipment & Instruments 2.71%
Flextronics International, Ltd. (Singapore)(b)	1.00%	8/1/2010	4,450	4,160,750
General Cable Corp.	1.00%	10/15/2012	4,025	3,542,000
Itron, Inc.	2.50%	8/1/2026	1,580	2,678,100
Total				10,380,850

Foods 1.33%
Lehman Brothers, Inc. (convertible into Nestle SA)†	2.00%	12/31/2012	5,500	5,118,300

Health Equipment & Supply 5.56%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	4,633,200
Fisher Scientific International, Inc.	3.25%	3/1/2024	4,500	7,261,875
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	4,605	4,622,269
NuVasive, Inc.†	2.25%	3/15/2013	3,850	4,817,312
Total				21,334,656

Insurance: Life 2.82%
Prudential Financial, Inc.	0.386%#	12/12/2036	10,972	10,816,198

Internet Software & Services 1.05%
Equinix, Inc.	2.50%	4/15/2012	4,150	4,025,500

IT Services 2.38%
BearingPoint, Inc.†	5.00%	4/15/2025	5,775	4,937,625
CSG Systems International, Inc.	2.50%	6/15/2024	4,475	4,178,531
Total				9,116,156

Machinery 1.64%
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.)	12.12%	9/11/2009	250	6,286,082

Miscellaneous 1.33%
Lehman Brothers Holdings, Inc. (linked to a basket of equity indices)	22.65%	9/11/2009	5,280	5,107,872

Miscellaneous: Energy 2.64%
Covanta Holding Corp.	1.00%	2/1/2027	4,450	4,883,875
Evergreen Energy†	8.00%	8/1/2012	1,055	565,744
Yingli Green Energy Holding Co., Ltd. (Cayman Islands)(b)	Zero Coupon	12/15/2012	5,400	4,691,250
Total				10,140,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Financial 1.18%
Cherating Capital Ltd. (Malaysia)(b)	2.00%	7/5/2012	$4,500	$4,533,750

Miscellaneous: Industrials 1.31%
EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	5,085	5,034,150

Natural Gas Diversified 0.28%
NorthernStar Natural Gas, Inc. PIK†	5.00%#	5/15/2013	1,158	1,071,536

Oil: Integrated 3.66%
Chesapeake Energy Corp.	2.75%	11/15/2035	3,025	4,250,125
Hercules Offshore, Inc.†	3.375%	6/1/2038	5,610	4,642,275
Penn Virginia Corp.	4.50%	11/15/2012	3,750	5,151,562
Total				14,043,962

Oil Services 5.14%
Cameron International Corp.	2.50%	6/15/2026	2,500	3,706,250
Core Laboratories LP	0.25%	10/31/2011	2,780	3,902,425
Nabors Industries, Inc.	0.94%	5/15/2011	4,600	4,795,500
Transocean Sedco Forex (Cayman Islands)(b)	1.625%	12/15/2037	7,000	7,288,750
Total				19,692,925

Pharmaceuticals 4.65%
Gilead Sciences, Inc.	0.625%	5/1/2013	5,100	7,509,750
Sciele Pharma, Inc.	2.625%	5/15/2027	4,955	4,533,825
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)(b)	1.75%	2/1/2026	5,071	5,780,940
Total				17,824,515

Pollution Control 1.09%
Waste Connections, Inc.	3.75%	4/1/2026	3,500	4,191,250

Precious Metals 0.78%
Newmont Mining Corp.	1.25%	7/15/2014	2,540	2,990,850

Real Estate 4.44%
Host Hotels & Resorts LP†	2.625%	4/15/2027	5,065	4,096,319
iStar Financial, Inc.	3.291%#	10/1/2012	5,550	3,732,375
ProLogis†	2.25%	4/1/2037	5,025	4,277,531
Vornado Realty Trust	3.625%	11/15/2026	5,300	4,922,375
Total				17,028,600

Retail: Food & Drug 0.63%
Nash Finch (Zero Coupon after 3/15/2013)(d)	1.631%	3/15/2035	5,000	2,400,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Specialty 1.01%
Lithia Motors, Inc.	2.875%	5/1/2014	$4,442	$3,886,750

Semiconductors 6.53%
Agere Systems, Inc.	6.50%	12/15/2009	11,925	12,118,781
Linear Technology Corp.	3.125%	5/1/2027	7,005	6,882,412
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	5,340	6,047,550
Total				25,048,743

Software - Applications & Systems 3.47%
EMC Corp.	1.75%	12/1/2011	3,950	4,601,750
SPSS, Inc.	2.50%	3/15/2012	4,495	4,275,869
VeriFone Holdings, Inc.†	2.125%	6/15/2012	5,580	4,443,075
Total				13,320,694

Wireless Communications Services 6.81%
Nextel Communications, Inc.	5.25%	1/15/2010	14,064	13,571,760
NII Holdings, Inc.	3.125%	6/15/2012	8,090	6,987,737
SBA Communications Corp.	0.375%	12/1/2010	4,850	5,541,125
Total				26,100,622
Total Convertible Bonds (cost $304,261,756)				304,890,341

		Shares (000)
CONVERTIBLE PREFERRED STOCKS 14.58%

Building Products 0.40%
Landesbank Wurttenberg, Series PCR (Germany) (b)	13.40%	57	1,519,237

Chemicals 1.37%
Celanese Corp.	4.25%	106	5,239,502

Communications Equipment 1.23%
Lucent Technologies Capital Trust I	7.75%	6	4,738,686

Diversified Financials 3.83%
Bank of America Corp.	7.25%	8	7,312,000
CIT Group, Inc.	7.75%	377	4,354,330
Lehman Brothers Holdings, Inc.	7.25%	5	3,006,250
Total			14,672,580

Diversified Metals & Mining 1.15%
Vale Capital Ltd. (Cayman Islands)(b)	5.50%	85	4,431,928

Foods 1.07%
Bunge Ltd. (Bermuda)(b)	4.875%	36	4,122,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2008

Investments	Interest Rate	Shares (000)	Value
Healthcare Equipment & Supplies 0.75%
LB Baden-Wuerttenberg (convertible into Koninklijke Philips Electronics NV) (Germany)(b)	8.50%	85	$2,860,250

Household Durables 1.20%
Stanley Works (The)	5.125%	5	4,588,962

Railroads 1.32%
Kansas City Southern	5.125%	3	5,047,725

Real Estate 1.08%
Alexandria Real Estate Equities, Inc.	7.00%	137	4,162,524

Utilities: Electric 1.18%
AES Trust III	6.75%	98	4,517,700
Total Convertible Preferred Stocks (cost $62,410,237)			55,901,394
Total Long-Term Investments (cost $370,758,933)			365,105,262

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.18%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $24,190,000 of Federal National Mortgage Assoc. Loan Bank at 2.23% due 9/3/2009; value: $24,190,000; proceeds: $23,715,681 (cost $23,711,518)	$23,712	23,711,518

Total Investments in Securities 101.39% (cost $394,470,451)		388,816,780
Liabilities in Excess of Cash and Other Assets (1.39%)		(5,342,542)
Net Assets 100.00%		$383,474,238

PIK	Payment- in-kind at 7.00%.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
(a)

The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

(b)	Foreign security traded in U.S. dollars.
(c)

The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

(d)	The notes, which were offered at an issue price of $466.11 per note, will be redeemed by the issuer on the maturity date at $1,000 per note.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 114.98%

Asset-Backed Securities 8.93%
American Express Credit Account Master Trust 2002-5 A	2.637%#	2/15/2012	$1,000	$992,957
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	500	500,498
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	207	207,114
Capital One Multi-Asset Execution Trust 2003-A4	3.65%	7/15/2011	2,465	2,465,928
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	175	174,410
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	1,455	1,459,279
Chase Issuance Trust 2005-A5	2.487%#	2/15/2012	1,500	1,489,755
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	2.512%#	5/25/2036	60	59,576
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	340	342,171
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	653	656,532
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	472	473,692
Harley-Davidson Motorcycle Trust 2007-3 A3	2.817%#	6/15/2012	600	595,411
MBNA Credit Card Master Note Trust 2003-A11	3.65%	3/15/2011	500	500,378
MBNA Credit Card Master Note Trust 2006-A1	4.90%	7/15/2011	1,560	1,570,124
MBNA Credit Card Master Note Trust 2006-A4	2.457%#	9/15/2011	845	840,814
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	1,000	990,139
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	1,500	1,511,905
Total				14,830,683

Corporate Bonds 17.06%
Agilent Technologies, Inc.	6.50%	11/1/2017	531	522,511
Allegheny Technologies, Inc.	8.375%	12/15/2011	42	44,749
American Express Credit Corp.	7.30%	8/20/2013	148	150,500
American International Group, Inc.	4.95%	3/20/2012	405	381,248
American International Group, Inc.	5.85%	1/16/2018	809	682,344
American International Group, Inc.†	8.25%	8/15/2018	550	543,106
American Water Capital Corp.	6.593%	10/15/2037	271	250,576
Amgen, Inc.	6.375%	6/1/2037	327	319,799
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	286	280,799
AT&T Broadband Corp.	9.455%	11/15/2022	482	576,169
Avnet, Inc.	6.625%	9/15/2016	651	644,611
Bank of America Corp.	5.625%	10/14/2016	560	523,163
Bear Stearns Cos., Inc.	7.25%	2/1/2018	188	195,124
Biogen Idec, Inc.	6.875%	3/1/2018	345	353,197
BJ Services Co.	6.00%	6/1/2018	192	195,732
BlackRock, Inc.	6.25%	9/15/2017	554	545,054
BMC Software, Inc.	7.25%	6/1/2018	182	186,633
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	559	660,416
Cameron International Corp.	6.375%	7/15/2018	98	98,125
Citigroup, Inc.	6.00%	8/15/2017	203	188,544
Citigroup, Inc.	6.50%	8/19/2013	2,351	2,356,029
Citigroup, Inc.	6.875%	3/5/2038	571	552,140
Comcast Corp.	6.95%	8/15/2037	174	170,321
Commercial Metals Co.	7.35%	8/15/2018	172	173,363
Commonwealth Edison Co.	6.15%	9/15/2017	84	84,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Commonwealth Edison Co.	6.95%	7/15/2018	$149	$148,255
Corn Products International, Inc.	8.45%	8/15/2009	160	164,775
Countrywide Financial Corp.	5.80%	6/7/2012	149	134,978
CRH America, Inc.	5.625%	9/30/2011	335	324,985
CRH America, Inc.	8.125%	7/15/2018	385	393,328
Deutsche Telekom International Finance BV (Netherlands)(a)	5.875%	8/20/2013	529	528,040
Dominion Resources, Inc.	7.00%	6/15/2038	119	122,889
Duke Energy Indiana, Inc.	6.35%	8/15/2038	241	241,214
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	275	279,888
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	250	248,407
El Paso Electric Co.	7.50%	3/15/2038	84	86,613
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	645	655,247
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	160	163,209
Entergy Arkansas	5.66%	2/1/2025	170	152,718
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	83	79,850
Equifax, Inc.	7.00%	7/1/2037	123	102,639
Equitable Resources, Inc.	6.50%	4/1/2018	303	307,527
General Electric Capital Corp.	5.875%	1/14/2038	486	439,052
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	159	137,110
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	196	187,819
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	130	127,801
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	275	279,064
Home Depot, Inc. (The)	5.875%	12/16/2036	169	133,729
Hospira, Inc.	6.05%	3/30/2017	212	207,354
Idaho Power Corp.	6.25%	10/15/2037	80	75,069
International Paper Co.	8.70%	6/15/2038	78	80,742
Intuit, Inc.	5.75%	3/15/2017	60	56,993
ITC Midwest LLC†	6.15%	1/31/2038	138	127,580
Janus Capital Group, Inc.	6.70%	6/15/2017	140	128,364
Kraft Foods, Inc.	6.875%	1/26/2039	265	260,249
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	115	102,799
Magellan Midstream Partners LP	6.40%	5/1/2037	137	125,383
Mattel, Inc.	5.625%	3/15/2013	523	519,120
Medco Health Solutions, Inc.	7.125%	3/15/2018	108	111,537
Mohawk Industries, Inc.	6.125%	1/15/2016	240	220,124
Morgan Stanley	6.00%	4/28/2015	380	350,479
Morgan Stanley	6.625%	4/1/2018	357	332,268
Nabors Industries, Inc.†	6.15%	2/15/2018	371	365,643
National Fuel Gas Co.†	6.50%	4/15/2018	257	254,537
National Semiconductor Corp.	6.60%	6/15/2017	135	133,789
Nevada Power Co.	5.875%	1/15/2015	209	207,967
Oncor Electric Delivery Co.	7.00%	9/1/2022	84	82,947
Oncor Electric Delivery Co.	7.25%	1/15/2033	84	84,056
Pacific Energy Partners LP	6.25%	9/15/2015	335	332,071
Pactiv Corp.	5.875%	7/15/2012	125	124,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	$135	$133,209
Petrobras International Finance Co. (Cayman Islands)(a)	5.875%	3/1/2018	207	203,058
Questar Market Resources	6.80%	4/1/2018	215	217,492
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	626	622,242
Reynolds American, Inc.	7.25%	6/15/2037	209	206,602
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	260	262,470
Rockies Express Pipeline LLC†	6.85%	7/15/2018	100	102,831
Roper Industries, Inc.	6.625%	8/15/2013	341	347,858
Schering-Plough Corp.	6.55%	9/15/2037	165	157,932
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	349	340,303
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	286	256,685
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	230	226,052
Source Gas LLC†	5.90%	4/1/2017	115	106,970
Steelcase, Inc., Class A	6.50%	8/15/2011	281	287,974
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	443	425,356
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	318	301,508
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	105	106,671
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	300	263,641
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	555	511,831
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	251	249,117
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	375	334,550
Time Warner Cable, Inc.	7.30%	7/1/2038	196	197,545
Transocean, Inc. (Cayman Islands)(a)	6.80%	3/15/2038	188	188,161
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	377	380,773
UnitedHealth Group, Inc.	5.00%	8/15/2014	196	181,773
UnitedHealth Group, Inc.	6.625%	11/15/2037	365	325,561
UnitedHealth Group, Inc.	6.875%	2/15/2038	181	166,732
VF Corp.	6.45%	11/1/2037	255	237,182
Vulcan Materials Co.	6.30%	6/15/2013	181	179,668
Wachovia Corp.	5.50%	5/1/2013	185	170,031
Wachovia Corp.	5.30%	10/15/2011	107	100,566
Xstrata Finance Canada Ltd. (Canada)†(a)	6.90%	11/15/2037	157	140,915
Total				28,334,968

Government Sponsored Enterprises Bonds 5.61%
Federal Home Loan Bank	5.50%	8/13/2014	1,805	1,927,390
Federal National Mortgage Assoc.	3.875%	7/12/2013	7,413	7,385,134
Total				9,312,524

Government Sponsored Enterprises Pass-Throughs 48.37%
Federal Home Loan Mortgage Corp.	5.00%	2/1/2019 - 11/1/2021	10,015	9,968,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp.(b)	5.00%		TBA	$12,555	$12,431,409
Federal Home Loan Mortgage Corp.	5.215	%#	12/1/2037	2,460	2,462,984
Federal Home Loan Mortgage Corp.	5.50%		3/1/2021 - 7/1/2037	2,346	2,324,157
Federal Home Loan Mortgage Corp.(b)	5.50%		TBA	7,600	7,655,598
Federal Home Loan Mortgage Corp.	5.683	%#	11/1/2035	499	508,699
Federal Home Loan Mortgage Corp.	5.726	%#	11/1/2037	2,180	2,219,215
Federal Home Loan Mortgage Corp.	5.841	%#	11/1/2036	617	631,397
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	110	112,639
Federal Home Loan Mortgage Corp.(b)	6.00%		TBA	1,750	1,764,492
Federal Home Loan Mortgage Corp.	6.14	%#	6/1/2036	1,274	1,291,694
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	87	91,723
Federal National Mortgage Assoc.	5.249	%#	10/1/2035	893	906,157
Federal National Mortgage Assoc.	5.50%		7/1/2033 - 7/1/2037	26,497	26,232,043
Federal National Mortgage Assoc.	5.501	%#	4/1/2036	765	779,512
Federal National Mortgage Assoc.	5.526	%#	4/1/2036	428	435,519
Federal National Mortgage Assoc.	5.63	%#	6/1/2036	468	476,345
Federal National Mortgage Assoc.	5.664	%#	8/1/2036	741	756,139
Federal National Mortgage Assoc.	5.709	%#	9/1/2036	788	803,269
Federal National Mortgage Assoc.	5.728	%#	10/1/2036	519	530,810
Federal National Mortgage Assoc.	5.761	%#	10/1/2036	1,519	1,551,413
Federal National Mortgage Assoc.	5.828	%#	10/1/2036	375	383,341
Federal National Mortgage Assoc.	5.928	%#	5/1/2036	377	383,115
Federal National Mortgage Assoc.	5.931	%#	12/1/2036	1,074	1,094,505
Federal National Mortgage Assoc.	5.938	%#	8/1/2036	650	664,151
Federal National Mortgage Assoc.(b)	6.00%		TBA	3,300	3,332,485
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	520	538,872
Total					80,330,515

Municipal Bonds 0.17%
Massachusetts St Wtr Res Auth Ref Gen Ser B(c)	5.25%		8/1/2036	270	289,432

Non-Agency Commercial Mortgage-Backed Securities 33.47%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	438	429,203
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	610	592,605
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%		11/10/2039	87	86,269
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	400	397,140
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	5.122	%#	11/10/2042	251	246,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	$945	$940,342
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	919	917,352
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	675	671,154
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.352%#	9/10/2047	180	170,070
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.352%#	9/10/2047	1,060	1,028,011
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	500	460,865
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.929%#	5/10/2045	590	552,221
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	392,793
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	230	211,088
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	325	318,030
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	424	422,088
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	144	142,875
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978%	7/11/2042	630	595,919
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	665	662,545
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,555,123
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	23	22,616
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	450,359
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	269	267,305
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	1,230	1,222,271
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A4	4.933%	2/13/2042	162	151,004
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,490	1,483,281
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.284%#	10/12/2042	640	624,903
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.623%#	3/11/2039	765	735,892
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/1/2038	227	222,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/1/2038	$210	$196,381
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.631%#	4/12/2038	625	603,093
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%	10/12/2041	180	170,620
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	598	583,724
Citigroup Commercial Mortgage Trust 2004-C1 A4	5.529%#	4/15/2040	410	399,106
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.915%#	3/15/2049	200	188,511
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	653	653,023
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	165	162,704
Credit Suisse First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	741,152
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	53	52,500
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	350	336,940
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	574	568,462
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A4	4.829%	11/15/2037	700	655,306
Credit Suisse First Boston Mortgage Securities Corp. 2005-C6 A4	5.23%	12/15/2040	300	282,695
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	6.021%#	6/15/2038	500	486,803
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	310	308,688
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%	6/10/2048	100	92,847
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.512%#	11/10/2045	500	476,815
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.518%#	3/10/2044	1,005	928,601
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	157	153,885
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	665,213
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	922	882,355
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,384,985
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	492	477,150
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.667%#	5/10/2040	605	595,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	$425	$403,019
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM	5.277%	4/10/2037	360	326,212
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	465	448,613
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1,080	1,074,806
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	162,028
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,228	1,140,678
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	491	490,427
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	374	370,263
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	945	880,399
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,176	1,144,055
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5	4.878%	1/15/2042	70	65,524
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,384	1,351,905
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.471%#	1/12/2043	230	218,294
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	298,148
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	148,596
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	480	445,650
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.345%#	12/15/2044	625	591,783
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 ASB	5.506%	12/12/2044	275	264,973
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%	6/12/2043	235	227,678
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	245	224,054
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	316,908
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	424,782
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	147,487
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	197,728
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	135,520
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	415	412,963
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	196,527
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	445	406,716
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	165,310
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%	2/15/2040	1,000	928,912
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	335	332,137
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	430	424,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A4	5.603%#	2/12/2039	$305	$282,888
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	603	604,269
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	225	202,165
Merrill Lynch Countrywide Commercial Mortgage Trust 2007-7 AM	5.902%#	6/12/2050	55	46,977
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%	11/12/2035	475	461,508
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	133,829
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	400	387,014
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.395%#	11/12/2037	175	174,445
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.416%#	11/12/2037	500	474,474
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	110	107,831
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	490	471,365
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	284	284,018
Merrill Lynch Mortgage Trust 2006-C1 A4	5.841%#	5/12/2039	250	235,052
Morgan Stanley Capital I 2003-HQ2	4.92%	3/12/2035	155	149,672
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	404	399,662
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	200	190,807
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	104	102,898
Morgan Stanley Capital I 2003-T11 A4	5.15%	6/13/2041	390	377,776
Morgan Stanley Capital I 2004-IQ8 A5	5.11%	6/15/2040	255	242,977
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	190	177,623
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	415	388,178
Morgan Stanley Capital I 2005-HQ7 A4	5.379%#	11/14/2042	265	253,837
Morgan Stanley Capital I 2005-HQ7 AAB	5.356%#	11/14/2042	109	106,490
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	191	177,934
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	148,562
Morgan Stanley Capital I 2006-HQ10 A4	5.328%	11/12/2041	200	182,069
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/20/2044	200	192,172
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	535	525,694
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	709	707,334
Morgan Stanley Capital I 2006-T23 A4	5.984%#	8/12/2041	300	286,401
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	361,442
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	500	463,439
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	935	904,232
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	140	131,109
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5	5.215%	1/15/2041	230	222,410
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	99	97,880
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	963,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.349%#	10/15/2044	$200	$196,628
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	400	384,644
Total				55,587,088

U.S. Treasury Obligations 1.37%
U.S. Treasury Bonds	4.375%	2/15/2038	611	606,848
U.S. Treasury Bonds	5.00%	5/15/2037	932	1,018,720
U.S. Treasury Strips(d)	Zero Coupon	2/15/2036	2,181	643,253
Total				2,268,821
Total Long-Term Investments (cost $191,731,633)				190,954,031

SHORT-TERM INVESTMENTS 1.55%

Repurchase Agreements
Repurchase Agreement dated 8/29/2008, 2.00% due 9/2/2008 with J.P. Morgan Chase & Co. collateralized by $2,470,000 of Federal National Mortgage Assoc. at 5.30% due 10/28/2008; value: $2,524,724; proceeds: $2,475,550			2,475	2,475,000
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $110,000; proceeds: $107,057			107	107,038

Total Short-Term Investments (cost $2,582,038)				2,582,038
Total Investments in Securities 116.53% (cost $194,313,671)				193,536,069
Liabilities in Excess of Other Assets(e) (16.53%)				(27,456,973)
Net Assets 100.00%				$166,079,096

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)

To be announced (“TBA”).  Security purchased on a forward commitment basis with an approximate principal and maturity date.  Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)	Insured by Financial Security Assurance, Inc., a municipal bond insurance company.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2008 (See Note 2 (e)).
(e)	Liabilities in excess of other assets include net unrealized depreciation on open futures contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2008

Open Futures Contracts at August 31, 2008:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation
U.S. 5-Year Treasury Note	December 2008	(36)	Short	$(4,029,750)	$(2,468)
U.S. 10-Year Treasury Note	December 2008	12	Long	1,386,000	(1,966)
U.S. Treasury Bond	December 2008	2	Long	234,625	(725)
Totals				$(2,409,125)	$(5,159)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.70%

Lord Abbett Affiliated Fund, Inc. - Class I(a)	1,230,301	$14,333
Lord Abbett Securities Trust - All Value Fund - Class I(a)	811,874	9,426
Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	272,429	4,721
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(c)	474,630	9,474
Lord Abbett Securities Trust - International Core Equity Fund - Class I(d)	904,858	11,401
Lord Abbett Securities Trust - International Opportunities Fund - Class I(e)	653,786	7,669
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(f)	670,114	18,891
Lord Abbett Large Cap Growth Fund - Class I*(g)	1,642,762	9,429
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(e)	735,468	9,524
Total Investments in Underlying Funds (cost $107,051,148)		94,868

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $230,000 of Federal Home Loan Bank at 2.733% due 2/10/2010; value: $230,253; proceeds: $225,128 (cost $225,088)	$225	225

Total Investments in Securities 99.94% (cost $107,276,236)		95,093
Other Assets in Excess of Liabilities 0.06%		54
Net Assets 100.00%		$95,147

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)

Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(c)	Fund investment objective is capital appreciation.
(d)	Fund investment objective is to seek long-term capital appreciation.
(e)	Fund investment objective is long-term capital appreciation.
(f)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(g)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.14%

Lord Abbett Affiliated Fund, Inc. - Class I(a)	205,624	$2,396
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(b)	2,313,939	25,986
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	1,767,031	13,005
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	203,547	1,968
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	5,332,190	38,338
Lord Abbett Securities Trust - International Dividend Income Fund - Class I*(e)	514,764	4,823
Lord Abbett Investment Trust - Total Return Fund - Class I(f)	938,342	9,637
Total Investments in Underlying Funds (cost $106,562,517)		96,153

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $395,000 of Federal Home Loan Bank at 2.733% due 2/10/2010; value $395,435; proceeds: $383,046 (cost $382,979)	$383	383

Total Investments in Securities 99.53% (cost $106,945,496)		96,536
Other Assets in Excess of Liabilities 0.47%		452
Net Assets 100.00%		$96,988

*	Non income-producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high current income.
(e)	Fund investment objective is to seek a high level of total return.
(f)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 89.57%

CORPORATE BONDS 3.76%

Chemicals 0.26%
NOVA Chemicals Corp. (Canada)(a)	5.953%#	11/15/2013	$250	$216,250

Energy 0.29%
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	243,125

Financial 0.86%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	50	50,500
Ford Motor Credit Co. LLC	7.241%#	4/15/2012	500	478,210
NXP BV LLC (Netherlands)(a)	5.541%#	10/15/2013	250	195,313
Total				724,023

Forest Products 0.36%
International Paper Co.	7.95%	6/15/2018	175	178,107
Rock-Tenn Co.†	9.25%	3/15/2016	125	128,750
Total				306,857

Healthcare 0.26%
Select Medical Corp.	7.625%	2/1/2015	250	216,250

Media/Telecom 1.73%
EchoStar DBS Corp.	6.625%	10/1/2014	250	230,625
Qwest Corp.	6.026%#	6/15/2013	500	465,000
Sprint Capital Corp.	8.375%	3/15/2012	500	504,129
Valor Telecommunications Enterprises, LLC	7.75%	2/15/2015	250	252,995
Total				1,452,749
Total Corporate Bonds (cost $3,209,836)				3,159,254

FLOATING RATE LOANS(c) 85.81%

Aerospace 1.66%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	4.80%	3/26/2014	54	50,345
Hawker Beechcraft Acquisition Co. LLC Term Loan	4.80%	3/26/2014	922	861,738
TransDigm Group, Inc. Term Loan B	4.801%	6/23/2013	500	485,000
Total				1,397,083

Chemicals 3.82%
Celanese Holdings LLC Dollar Term Loan	4.283%	4/2/2014	746	705,988
Huntsman International LLC New Term Loan B	4.219%	4/19/2014	500	473,125
Ineos US Finance LLC Term Loan B2(b)	4.885%	12/16/2013	248	210,353
Ineos US Finance LLC Term Loan C2(b)	5.385%	12/14/2014	247	210,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
ISP Chemco Term Loan B	4.00% - 4.313%	6/4/2014	$995	$923,668
Momentive Performance Term Loan B	4.75%	12/4/2013	738	683,579
Total				3,207,067

Consumer Non-Durables 1.71%
Jarden Corp. Term Loan B	5.301%	1/24/2012	744	721,472
Solo Cup, Inc. Term Loan	5.97% - 6.310%	2/27/2011	733	713,773
Total				1,435,245

Energy 5.03%
Dresser, Inc. Term Loan B	4.716% - 5.057%	5/4/2014	741	710,383
Hercules Offshore, Inc. Term Loan B	4.55%	7/11/2013	749	726,746
IFM Holdco Term Loan B(b)	4.65%	2/27/2012	747	733,770
Petroleum Geo-Services Term Loan B	4.55%	6/29/2015	728	707,845
Quicksilver Resources, Inc. Second Lien Term Loan(b)	7.75%	8/8/2013	375	372,188
Volnay Acquisition Co. I Term Loan B	4.801% - 4.810%	1/12/2014	996	973,378
Total				4,224,310

Financial 2.73%
HUB International Ltd. Delayed Draw Term Loan(d)	5.301%	6/13/2014	107	97,174
HUB International Ltd. Term Loan	5.301%	6/13/2014	611	556,353
Nuveen Investments Term Loan B	5.472% - 5.469%	11/13/2014	748	694,073
Royalty Pharma Finance Trust Term Loan	5.051%	4/16/2013	944	940,302
Total				2,287,902

Food/Tobacco 4.01%
ARAMARK Corp. Letter of Credit	5.025%	1/26/2014	44	42,235
ARAMARK Corp. Term Loan B	4.676%	1/26/2014	700	664,799
Constellation Brands, Inc. Incremental Term Loan	4.00% - 4.188%	6/5/2013	1,000	966,328
Pinnacle Foods Group, Inc. Term Loan B	5.214% - 5.558%	4/2/2014	746	683,399
Wrigley Jr. Co. Term Loan B	1.00%	9/30/2014	1,000	1,005,625
Total				3,362,386

Forest Products 3.85%
Anchor Glass Container Corp. Term Loan B(b)	7.75%	6/20/2014	616	604,939
Boise Cascade Corp. First Lien Term Loan	7.50%	2/22/2014	499	498,438
Georgia-Pacific Corp. First Lien Term Loan	4.219% - 4.551%	12/20/2012	717	679,150
Graphic Packaging International, Inc. Incremental Term Loan	5.535% - 5.884%	5/16/2014	995	962,430
New Page Term Loan	6.563%	12/21/2014	495	484,234
Total				3,229,191

Gaming/Leisure 2.38%
Fontainebleau Resorts LLC Term Loan B(d)	5.922%	6/6/2014	307	242,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)
Graham Packaging Co., LP Term Loan B	4.938% - 5.063%	10/7/2011	$496	$473,361
Harrah’s Operating Co., Inc. Term Loan B2	5.80% - 5.801%	1/28/2015	997	877,115
Lender Processing Services, Inc. Term Loan	4.969%	7/2/2014	400	401,250
Total				1,993,993

Healthcare 11.32%
Bausch & Lomb, Inc. Delayed Draw Term Loan(d)	6.051%	4/24/2015	120	117,123
Bausch & Lomb, Inc. Term Loan B	6.051%	4/15/2015	796	776,914
Biomet, Inc. Term Loan B	5.801%	3/25/2015	994	976,353
Cardinal Health, Inc. Dollar Term Loan	5.051%	4/10/2014	499	437,645
Community Health Systems, Inc. Term Loan B(d)	4.719% - 5.06%	7/25/2014	1,152	1,091,903
Hanger Orthopedic Term Loan B	4.47%	9/30/2009	737	713,716
HCA, Inc. Term Loan B	5.051%	11/17/2013	1,241	1,165,158
HealthSouth Corp. Term Loan B	5.29%	3/10/2013	712	676,716
Mylan Laboratories, Inc. New Term Loan B	5.75% - 6.063%	10/2/2014	995	986,560
Select Medical Corp. Term Loan B	4.472% - 6.00%	2/24/2012	500	468,438
United Surgical Partners International, Inc. Delayed Draw Term Loan(b)(d)	4.47% - 4.941%	4/19/2014	62	57,031
United Surgical Partners International, Inc. Term Loan B(b)	4.48% - 4.80%	4/19/2014	416	379,777
Vanguard Health Holding Co. II Replacement Term Loan	5.051%	9/23/2011	995	963,294
Warner Chilcott Corp. Term B	4.469% - 4.801%	1/18/2012	508	494,386
Warner Chilcott Corp. Term Loan C44	4.801%	1/18/2012	198	192,508
Total				9,497,522

Information Technology 2.99%
Commscope Term Loan B	4.969% - 5.301%	12/27/2014	1,242	1,197,798
Freescale Semiconductor Term Loan B	4.214%	12/1/2013	497	446,134
SERENA Software, Inc. Term Loan B(b)	4.68%	3/11/2013	464	426,087
SunGard Data Systems, Inc. Term Loan B	4.553%	2/28/2014	470	442,917
Total				2,512,936

Manufacturing 5.52%
Baldor Electric Co. Term Loan B	4.25% - 4.563%	3/31/2014	909	885,956
Brand Energy & Infrastructure Services, Inc. Add on Term Loan	6.063%	2/7/2014	743	700,230
Edwards Term Loan (Cayman Islands)(a)	4.81%	5/31/2014	499	435,151
Itron, Inc. Term Loan B	4.22%	4/18/2014	1,053	1,026,272
Rexnord Corp. Term Loan	5.286%	7/19/2013	750	711,563
Veyance Technologies, Inc. Delayed Draw	4.97%	7/31/2014	124	109,450
Veyance Technologies, Inc. Term Loan B	5.30%	7/31/2014	869	764,704
Total				4,633,326

Media/Telecom 23.53%
Alltel Communications, Inc. Term Loan B2	5.064%	5/16/2015	1,497	1,481,329
Atlantic Broadband Finance LLC Term Loan B2	5.06%	8/10/2012	995	965,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecom (continued)
Carmike Cinemas, Inc. Delayed Draw Term Loan	6.47%	5/19/2012	$209	$203,717
Carmike Cinemas, Inc. Term Loan B	6.20% - 6.31%	5/19/2012	230	223,421
Cedar Fair, L.P. Term Loan B	4.469%	8/30/2012	746	707,856
Cengage Learning, Inc. Term Loan B	4.97%	7/5/2014	116	101,398
Centennial Communications Corp. New Term Loan	4.469% - 4.801%	2/9/2011	750	736,094
Charter Communications Holdings LLC Incremental Term Loan	8.50%	3/6/2014	798	788,579
Charter Communications Holdings LLC Term Loan	4.67% - 4.80%	3/6/2014	200	175,444
Cinemark USA, Inc. Term Loan B	4.53% - 4.93%	10/5/2013	749	710,197
CSC Holdings Inc. Incremental Term Loan	4.214%	3/29/2013	744	709,866
Dex Media West LLC Term Loan B	7.00%	10/24/2014	1,000	920,000
DIRECTV Holdings LLC Tranche C Term Loan	4.719% - 5.25%	4/13/2013	1,000	998,750
Hughes Network Systems LLC Term Loan	5.313%	4/15/2014	750	686,250
Idearc, Inc. Term Loan B	4.47% - 4.80%	11/17/2014	993	702,101
Insight Midwest Holdings LLC Term Loan B	4.47%	4/6/2014	450	433,934
Intelsat Subsidiary Holding Co., Ltd. Term Loan B	5.288%	7/3/2013	749	721,277
Local TV LLC Term Loan(b)	4.80% - 4.87%	5/7/2013	496	434,211
MCC IOWA LLC Term Loan E	6.50%	1/3/2016	400	400,375
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	6.051%	4/8/2012	496	378,657
MetroPCS Wireless, Inc. Term Loan B	4.75% - 5.063%	11/3/2014	750	718,295
Nielsen Finance LLC Term Loan B	4.803%	8/9/2013	744	690,009
PAETEC Communications Incremental Term Loan(b)	4.963%	2/28/2013	199	182,085
PAETEC Holding Corp. First Lien Term Loan(b)	4.969%	2/28/2013	730	667,531
R.H. Donnelley Corp. Term Loan D1	6.75%	6/30/2011	499	471,435
Regal Cinemas, Inc. Term Loan	4.301%	10/27/2013	748	708,614
Syniverse Holdings LLC Delayed Draw Term Loan(b)	4.97%	8/9/2014	498	485,056
Syniverse Holdings LLC Tranche B Term Loan(b)	4.97%	8/9/2014	371	361,973
Telesat Canada Delayed Draw Term Loan (Canada)(a)(d)	5.58% - 5.81%	10/31/2014	63	60,562
Telesat Canada Term Loan B (Canada)(a)	5.67% - 5.81%	10/31/2014	917	882,361
Time Warner Telecom, Inc. Term Loan B	4.47%	1/7/2013	995	954,903
Univision Communications Term Loan B	4.719% - 5.049%	9/29/2014	750	606,042
Windstream Corp. Term Loan B	4.17% - 4.29%	7/17/2013	499	483,233
Total				19,750,675

Metals/Minerals 3.86%
Aleris International, Inc. Term Loan B	4.563%	12/19/2013	499	429,713
Algoma Steel Term Loan B (Canada)(a)(b)	4.98%	6/20/2013	750	711,562
John Maneely Co. Term Loan B	6.042% - 6.048%	12/8/2013	747	738,998
Noranda Aluminum Acquisition Corp. Term Loan	4.559%	5/18/2014	946	893,730
Oxbow Carbon and Minerals Hldg. LLC Delayed Draw Term Loan B	4.801%	5/8/2014	41	38,414
Oxbow Carbon and Minerals Hldg. LLC Term Loan	4.467% - 5.50%	5/8/2014	459	429,086
Total				3,241,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail 1.12%
Neiman-Marcus Group, Inc. Term Loan	4.422%	4/6/2013	$500	$465,739
Sally Beauty Term Loan	4.72% - 5.06%	11/16/2013	495	471,133
Total				936,872

Service 2.98%
Asurion Corp. First Lien Term Loan	5.461% - 5.798%	7/3/2014	1,000	940,313
Metavante Corp. Term Loan B	4.551%	11/1/2014	497	472,625
Rental Service Corp. Second Lien Term Loan	6.30%	11/30/2013	750	612,187
URS Corp. Term Loan B	5.308%	5/15/2013	476	475,410
Total				2,500,535

Transportation 6.09%
Allison Transmission, Inc. Term Loan B	5.22% - 5.56%	8/7/2014	733	660,059
Chrysler Financial Services NA LLC First Lien Term Loan	6.78%	8/3/2012	744	593,794
Cooper Standard Automotive, Inc. Term Loan B	5.313%	12/1/2011	159	146,035
Cooper Standard Automotive, Inc. Term Loan C	5.313%	12/1/2011	396	364,914
Cooper Standard Automotive, Inc. Term Loan D(b)	5.313%	12/23/2011	440	409,452
Dana Holding Corp. Term Loan	6.75%	1/31/2015	748	691,856
Ford Motor Credit Co. LLC Term Loan B	5.47%	12/15/2013	745	580,137
General Motors Term Loan B	5.163%	11/29/2013	471	351,852
Lear Corp. First Lien Term Loan	4.963% - 5.301%	4/25/2012	746	667,314
Oshkosh Truck Corp. Term Loan B	4.22% - 4.43%	12/6/2013	708	648,127
Total				5,113,540

Utility 3.21%
Boston Generating LLC First Lien Term Loan	5.051%	12/20/2013	388	343,983
Boston Generating LLC Letter of Credit	5.051%	12/20/2013	87	77,261
Boston Generating LLC Revolver	8.051%	12/20/2013	24	21,633
NRG Energy, Inc. Term Loan	4.301%	2/1/2013	902	857,024
Texas Competitive Electric Holdings Co., LLC Term Loan B1	5.963% - 6.303%	10/10/2014	249	232,784
Texas Competitive Electric Holdings Co., LLC Term Loan B2	5.963% - 6.303%	10/10/2014	1,244	1,162,645
Total				2,695,330
Total Floating Rate Loans (cost $73,917,361)				72,019,416
Total Long-Term Investments (cost $77,127,197)				75,178,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 10.30%

Repurchase Agreement 10.30%
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $8,690,000 of Federal National Mortgage Assoc. at 4.25% due 4/24/2013; value: $8,813,398; proceeds: $8,641,517	$8,640	$8,640,000

	Interest Rate	Maturity Date
Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit	0.50%	9/2/2008	—	(e)	473
Total Short-Term Investments (cost $8,640,473)					8,640,473
Total Investments in Securities 99.87% (cost $85,767,670)					83,819,143
Other Assets in Excess of Liabilities (0.13%)					112,577
Net Assets 100.00%					$83,931,720

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Illiquid security. The total market value of these securities at August 31, 2008 is $6,246,369, which represents 7.44% of the Fund’s net assets.
(c)

Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at August 31, 2008.

(d)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(e)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.77%
Lord Abbett Affiliated Fund, Inc. - Class I(a)	3,557,164	$41,441
Lord Abbett Securities Trust - All Value Fund - Class I(a)	3,623,757	42,072
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(b)	2,939,679	33,013
Lord Abbett Investment Trust - Floating Rate Fund - Class I(c)	932,477	9,017
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(d)	527,879	10,536
Lord Abbett Investment Trust - High Yield Fund - Class I(e)	11,765,179	84,592
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	4,715,455	59,415
Lord Abbett Securities Trust - International Dividend Income Fund*(g)	2,106,911	19,742
Lord Abbett Securities Trust - International Opportunities Fund - Class I(h)	1,609,570	18,880
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(i)	2,253,005	63,512
Lord Abbett Large Cap Growth Fund - Class I*(j)	1,796,956	10,314
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(h)	1,672,822	21,663
Total Investments in Underlying Funds (cost $471,787,081)		414,197

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $185,000 of Federal Home Loan Bank at 2.733% due 2/10/2010; value: $185,204; proceeds: $179,376 (cost $179,344)	$179	179

Total Investments in Securities 99.81% (cost $471,966,425)		414,376
Other Assets in Excess of Liabilities 0.19%		809
Net Assets 100.00%		$415,185

*	Non income-producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek a high level of current income.
(d)	Fund investment objective is capital appreciation.
(e)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund objective is to seek a high level of total return.
(h)	Fund investment objective is long-term capital appreciation.
(i)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(j)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 95.26%

COMMON STOCK 0.15%

Electric: Generation
Mirant Corp.* (cost $727,937)	25	$739,500

	Interest rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.13%

Machinery
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.) (cost $648,750)	12.12%	9/11/09	$25	629,250

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 1.03%

Agency 0.11%
Fannie Mae	8.75%		30	514,500

Banking 0.17%
Wachovia Corp.	7.50%		1	821,100

Food: Wholesale 0.55%
Archer Daniels Midland Co.	6.25%		75	2,657,250

Investments & Miscellaneous Financial Services 0.20%
Lehman Brothers Holdings, Inc.	8.75%		2	930,000
Total Convertible Preferred Stocks (cost $7,392,883)				4,922,850

			Maturity Date	Principal Amount (000)
FLOATING RATE LOANS (a) 1.77%

Auto Parts & Equipment 0.63%
Oshkosh Corp. Term Loan B	4.24%#-4.57	%#	12/6/2013	$3,305	3,024,592

Automotive 0.57%
Ford Motor Co. Term Loan B	5.49	%#	12/15/2013	3,500	2,725,625

Food: Wholesale 0.57%
Pinnacle Foods Holdings Corp. Term Loan B	5.2363%#-5.5581	%#	4/2/2014	2,985	2,735,883
Total Floating Rate Loans (cost $8,780,580)					8,486,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 91.78%

Aerospace/Defense 4.19%
Esterline Technologies Corp.	7.75%	6/15/2013	$3,675	$3,693,375
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	5,000	4,925,000
L-3 Communications Corp.(b)	6.125%	1/15/2014	7,500	7,275,000
Moog, Inc., Class A	6.25%	1/15/2015	2,500	2,375,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	2,000	1,855,000
Total				20,123,375

Airlines 0.52%
Continental Airlines, Inc.	7.487%	10/2/2010	1,325	1,272,000
Continental Airlines, Inc.	7.918%	5/1/2010	1,250	1,206,250
Total				2,478,250

Apparel/Textiles 0.89%
Levi Strauss & Co.	9.75%	1/15/2015	2,000	1,812,500
Quiksilver, Inc.	6.875%	4/15/2015	3,075	2,483,063
Total				4,295,563

Auto Loans 3.04%
Ford Motor Credit Co. LLC	9.75%	9/15/2010	10,000	8,715,870
Ford Motor Credit Co. LLC	9.875%	8/10/2011	5,000	4,106,935
GMAC LLC	7.25%	3/2/2011	2,625	1,752,366
Total				14,575,171

Auto Parts & Equipment 3.20%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	2,055,000
Cooper Tire & Rubber Co.	7.625%	3/15/2027	2,500	1,875,000
Lear Corp.	8.75%	12/1/2016	2,500	1,893,750
Stanadyne Corp.	10.00%	8/15/2014	3,000	2,835,000
Tenneco, Inc.	10.25%	7/15/2013	3,500	3,657,500
TRW Automotive, Inc.†	7.25%	3/15/2017	3,500	3,027,500
Total				15,343,750

Automotive 0.58%
General Motors Corp.	7.20%	1/15/2011	2,000	1,290,000
General Motors Corp.	8.25%	7/15/2023	3,075	1,514,438
Total				2,804,438

Banking 0.46%
Sovereign Bank	8.75%	5/30/2018	2,500	2,185,755

Beverage 0.84%
Constellation Brands, Inc.	8.375%	12/15/2014	3,900	4,046,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials 0.82%
Belden, Inc.	7.00%	3/15/2017	$2,350	$2,232,500
Texas Industries, Inc.†	7.25%	7/15/2013	1,800	1,705,500
Total				3,938,000

Chemicals 3.37%
Equistar Chemicals LP	7.55%	2/15/2026	750	495,000
Ineos Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	3,025	1,951,125
MacDermid, Inc.†	9.50%	4/15/2017	2,500	2,300,000
Nalco Co.	7.75%	11/15/2011	7,000	7,122,500
NOVA Chemicals Corp. (Canada)(c)	5.953%#	11/15/2013	5,000	4,325,000
Total				16,193,625

Consumer Products 0.39%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,975	1,856,500

Consumer/Commercial/Lease Financing 0.36%
CIT Group, Inc.	5.20%	11/3/2010	2,050	1,735,911

Diversified Capital Goods 1.34%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	835,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	875	726,250
RBS Global & Rexnord Corp.	11.75%	8/1/2016	5,000	4,887,500
Total				6,448,750

Electric: Generation 7.96%
AES Corp. (The)†	8.75%	5/15/2013	5,000	5,200,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	4,000	3,935,000
Edison Mission Energy	7.75%	6/15/2016	7,500	7,537,500
Mirant Americas Generation LLC	9.125%	5/1/2031	6,500	5,679,375
NRG Energy, Inc.	7.375%	1/15/2017	4,550	4,459,000
Orion Power Holdings, Inc.	12.00%	5/1/2010	4,000	4,340,000
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	7,025	7,042,562
Total				38,193,437

Electric: Integrated 0.58%
Aquila, Inc.	7.95%	2/1/2011	2,700	2,798,666

Electronics 0.95%
Avago Technologies Ltd. (Singapore)(c)	10.125%	12/1/2013	2,000	2,162,500
NXP BV (Netherlands)(c)	9.50%	10/15/2015	3,500	2,380,000
Total				4,542,500

Energy: Exploration & Production 5.47%
Chesapeake Energy Corp.(b)	6.25%	1/15/2018	10,000	9,200,000
Cimarex Energy Co.	7.125%	5/1/2017	5,000	4,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Forest Oil Corp.†	7.25%	6/15/2019	$1,525	$1,410,625
Newfield Exploration Co.	7.125%	5/15/2018	1,500	1,421,250
Quicksilver Resources, Inc.	7.125%	4/1/2016	4,000	3,500,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,600	1,556,000
Range Resources Corp.	6.375%	3/15/2015	4,500	4,252,500
Total				26,240,375

Environmental 0.86%
Allied Waste North America, Inc.	7.875%	4/15/2013	4,000	4,110,000

Food & Drug Retailers 0.99%
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	4,750	4,750,000

Food: Wholesale 0.54%
Del Monte Corp.	8.625%	12/15/2012	2,550	2,588,250

Forestry/Paper 1.40%
Abitibi-Consolidated, Inc. (Canada)†(c)	15.50%	7/15/2010	2,425	1,843,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,000	2,835,000
Rock-Tenn Co., Class A†	9.25%	3/15/2016	2,000	2,060,000
Total				6,738,000

Gaming 4.64%
Las Vegas Sands Corp.	6.375%	2/15/2015	4,975	4,004,875
Mandalay Resort Group	9.375%	2/15/2010	3,850	3,792,250
MGM Mirage, Inc.	7.50%	6/1/2016	2,000	1,640,000
Mohegan Tribal Gaming Authority	7.125%	8/15/2014	2,050	1,517,000
River Rock Entertainment Authority	9.75%	11/1/2011	4,182	3,910,170
Snoqualmie Entertainment Authority†	6.875%#	2/1/2014	5,000	3,687,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	2,500	1,843,750
Station Casinos, Inc.	6.50%	2/1/2014	2,000	910,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,075	984,969
Total				22,290,514

Gas Distribution 5.41%
El Paso Corp.	8.05%	10/15/2030	8,500	8,569,275
Ferrellgas Partners LP†	6.75%	5/1/2014	2,500	2,187,500
Inergy Finance LP	8.25%	3/1/2016	8,000	7,560,000
MarkWest Energy Partners LP†	8.75%	4/15/2018	2,400	2,400,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,000	5,260,775
Total				25,977,550

Health Services 8.81%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	1,025	1,055,750
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	825	781,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)
Biomet, Inc.	11.625%	10/15/2017	$2,625	$2,772,656
Community Health Systems	8.875%	7/15/2015	5,000	5,075,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	2,000	2,095,000
HCA, Inc.	9.125%	11/15/2014	12,500	12,875,000
Healthsouth Corp.	9.133%#	6/15/2014	3,050	3,130,062
Select Medical Corp.	7.625%	2/1/2015	2,000	1,730,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	5,025,000
Tenet Healthcare Corp.	9.875%	7/1/2014	2,025	2,050,313
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,480,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)**	Zero Coupon	10/1/2015	2,450	2,211,125
Total				42,281,594

Hotels 1.69%
Gaylord Entertainment Co.	8.00%	11/15/2013	4,025	3,713,062
Host Hotels & Resorts LP(b)	6.375%	3/15/2015	5,000	4,375,000
Total				8,088,062

Integrated Energy 0.44%
VeraSun Energy Corp.	9.875%	12/15/2012	2,400	2,100,000

Leisure 1.06%
Universal City Development Partners Ltd.	11.75%	4/1/2010	5,000	5,075,000

Machinery 1.04%
Baldor Electric Co.	8.625%	2/15/2017	4,890	4,975,575

Media: Broadcast 1.30%
Bonten Media Acquisition PIK†	9.00%	6/1/2015	2,350	1,727,250
Lin TV Corp.	6.50%	5/15/2013	1,525	1,258,125
Rainbow National Services LLC†	8.75%	9/1/2012	1,200	1,230,000
Rainbow National Services LLC†	10.375%	9/1/2014	1,025	1,095,469
Univision Communications, Inc. PIK†	9.75%	3/15/2015	1,275	918,000
Total				6,228,844

Media: Cable 3.20%
CCH I LLC	11.75%	5/15/2014	2,500	1,350,000
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	3,000	2,317,500
CCH II LLC / CCH II Capital Corp.	10.25%	9/15/2010	2,000	1,920,000
DirecTV Holdings LLC†	7.625%	5/15/2016	3,000	3,007,500
Mediacom Communications Corp.	9.50%	1/15/2013	4,000	3,890,000
Virgin Media Finance plc (United Kingdom)(c)	9.125%	8/15/2016	3,000	2,872,500
Total				15,357,500

Metals/Mining (Excluding Steel) 3.02%
Freeport-McMoRan Copper & Gold, Inc.(b)	8.375%	4/1/2017	7,900	8,386,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals/Mining (Excluding Steel) (continued)
Noranda Aluminum Acquisition Corp. PIK	6.828%#	5/15/2015	$1,500	$1,290,000
Peabody Energy Corp.(b)	5.875%	4/15/2016	5,025	4,824,000
Total				14,500,869

Mortgage Banks & Thrifts 0.30%
Washington Mutual Bank	6.875%	6/15/2011	2,000	1,440,838

Multi-Line Insurance 0.33%
USI Holdings Corp.†	9.75%	5/15/2015	2,000	1,605,000

Non-Food & Drug Retailers 0.36%
Bon-Ton Corp. Stores, Inc.	10.25%	3/15/2014	2,025	966,938
Harry & David Operations Corp.	9.00%	3/1/2013	1,000	745,000
Total				1,711,938

Oil Field Equipment & Services 1.87%
Complete Production Services, Inc.	8.00%	12/15/2016	3,000	2,962,500
PHI, Inc.	7.125%	4/15/2013	2,650	2,507,562
Pride International, Inc.	7.375%	7/15/2014	3,425	3,493,500
Total				8,963,562

Packaging 2.29%
Ball Corp.(b)	6.625%	3/15/2018	6,000	5,895,000
Crown Cork & Seal Co., Inc.	8.00%	4/15/2023	2,000	1,790,000
Rexam plc (United Kingdom)†(c)	6.75%	6/1/2013	2,000	1,987,994
Solo Cup Co.	8.50%	2/15/2014	1,500	1,327,500
Total				11,000,494

Printing & Publishing 0.81%
Dex Media West	9.875%	8/15/2013	1,525	1,178,063
Idearc, Inc.	8.00%	11/15/2016	3,125	1,429,687
R.H. Donnelley, Inc.†	11.75%	5/15/2015	1,702	1,259,480
Total				3,867,230

Software/Services 2.79%
First Data Corp.†	9.875%	9/24/2015	3,500	3,023,125
SERENA Software, Inc.	10.375%	3/15/2016	2,500	2,318,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	5,000	5,062,500
Vangent, Inc.	9.625%	2/15/2015	3,500	2,992,500
Total				13,396,875

Steel Producers/Products 1.41%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,200	2,105,017
Century Aluminum Co.	7.50%	8/15/2014	2,300	2,242,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel Producers/Products (continued)
Evraz Group SA (Luxembourg)†(c)	9.50%	4/24/2018	$2,500	$2,406,250
Total				6,753,767

Support: Services 2.28%
Ashtead Capital, Inc.†	9.00%	8/15/2016	1,975	1,787,375
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	1,500	1,374,375
Expedia, Inc.†	8.50%	7/1/2016	1,350	1,319,625
Hertz Corp. (The)	10.50%	1/1/2016	2,500	2,218,750
Rental Service Corp.	9.50%	12/1/2014	2,500	2,012,500
United Rentals North America, Inc.	6.50%	2/15/2012	2,500	2,243,750
Total				10,956,375

Telecommunications: Equipment 0.49%
Nortel Network (Canada)†(a)	10.75%	7/15/2016	2,525	2,348,250

Telecommunications: Integrated/Services 5.64%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	4,238,500
Cincinnati Bell, Inc.	8.375%	1/15/2014	4,825	4,589,781
Intelsat Corp.†	9.25%	8/15/2014	1,525	1,528,813
Intelsat Subsidiary Holding Co., Ltd. (Bermuda)†(c)	8.50%	1/15/2013	2,050	2,039,750
Nordic Telephone Holdings Co. (Denmark)†(c)	8.875%	5/1/2016	7,090	6,859,575
Qwest Corp.	6.026%#	6/15/2013	2,000	1,860,000
Windstream Corp.	8.125%	8/1/2013	6,000	5,970,000
Total				27,086,419

Telecommunications: Wireless 3.57%
Digicel Group Ltd. (Bermuda)†(c)	8.875%	1/15/2015	1,275	1,200,157
Hellas II (Luxembourg)†(c)	8.541%#	1/15/2015	2,000	1,350,000
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000	1,992,500
Sprint Capital Corp.	8.375%	3/15/2012	5,700	5,747,071
Vimpel-Communications (Ireland)†(c)	9.125%	4/30/2018	3,000	2,841,039
Wind Acquisition Finance SA (Luxembourg)†(c)	10.75%	12/1/2015	3,875	3,991,250
Total				17,122,017

Transportation (Excluding Air/Rail) 0.28%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,323,000
Total High Yield Corporate Bonds (cost $467,693,070)				440,437,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Investments		Shares (000)		Value
NON-CONVERTIBLE PREFERRED STOCK 0.40%

Consumer Products
HJ Heinz Finance Co.† (cost $2,000,000)	8.00%	—	(d)	$1,928,125

Total Long-Term Investments (cost $487,243,220)				457,143,664

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.37%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $11,610,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $11,610,000; proceeds: $11,383,548 (cost $11,381,550)	$11,382	11,381,550

Total Investments in Securities 97.63% (cost $498,624,770)		468,525,214
Other Assets in Excess of Liabilities(e) 2.37%		11,384,639
Net Assets 100.00%		$479,909,853

PIK	Payment-in-kind.
*	Non-income producing security.
**	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
(a)

Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at August 31, 2008.

(b)	Security has been pledged as collateral for swap contracts as of August 31, 2008.
(c)	Foreign security traded in U.S. dollars.
(d)	Amount represents less than 1,000 shares.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2008

Credit default swap agreements outstanding at August 31, 2008:

Counterparty	Reference Entity	Protection	(Pay) Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Citicorp Security Services	Abitibi-Consolidated, Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(549,697)
Deutsche Bank Financial	Advanced Micro Devices, Inc.
	7.75% due 11/1/2012	Sell	5.00%	6/20/2013	2,000	(188,797)
Goldman Sachs	Dole Food Company, Inc.
Capital Markets LP	8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(114,661)
Goldman Sachs	Mediacom LLC
Capital Markets LP	9.50% due 1/15/2013	Sell	4.50%	9/20/2012	1,500	(109,665)
Merrill Lynch	Mediacom LLC
International	9.50% due 1/15/2013	Sell	4.25%	9/20/2012	1,500	(122,047)
Merrill Lynch	Windstream Corp.
International	8.125% due 8/1/2013	Buy	(2.81)%	9/20/2013	6,000	35,940
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	4.85%	6/20/2012	1,000	(110,709)
Morgan Stanley	Dole Food Company, Inc.
Capital Services, Inc.	8.625% due 5/1/2009	Sell	6.00%	9/20/2012	1,000	(81,556)
						$(1,241,192)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 104.37%

CORPORATE BONDS 75.49%

Advertising 0.42%
Lamar Media Corp.	6.625%	8/15/2015	$1,180	$1,051,675
R.H. Donnelley Corp.	8.875%	10/15/2017	2,575	1,339,000
Total				2,390,675

Aerospace/Defense 0.28%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	1,145	1,127,825
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	525	486,937
Total				1,614,762

Aluminum 0.09%
Century Aluminum Co.	7.50%	8/15/2014	500	487,500

Apparel 0.79%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	600	603,000
VF Corp.	6.45%	11/1/2037	2,500	2,325,312
Warnaco Group, Inc.	8.875%	6/15/2013	1,510	1,559,075
Total				4,487,387

Auto Parts: Original Equipment 0.35%
ITC Holdings Corp.†	6.05%	1/31/2018	2,000	1,966,304

Auto Trucks & Parts 0.11%
Visteon Corp.	7.00%	3/10/2014	1,250	625,000

Automotive 0.82%
General Motors Corp.	7.20%	1/15/2011	673	434,085
Roper Industries, Inc.	6.625%	8/15/2013	4,175	4,258,963
Total				4,693,048

Banks 2.55%
Bank of America Corp.	5.75%	12/1/2017	4,180	3,906,177
Citigroup, Inc.	6.50%	8/19/2013	7,711	7,727,494
Citigroup, Inc.	6.875%	3/5/2038	1,852	1,790,830
Standard Bank plc (United Kingdom)(a)	Zero Coupon	10/15/2008	558	557,278
Wachovia Corp.	5.30%	10/15/2011	575	540,422
Total				14,522,201

Beverages 0.46%
Anheuser-Busch Cos., Inc.	4.95%	1/15/2014	1,200	1,133,158
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,475	1,494,048
Total				2,627,206

Biotechnology Research & Production 0.43%
Amgen, Inc.	6.375%	6/1/2037	455	444,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production (continued)
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	$425	$410,125
Laboratory Corp. of America Holdings	5.625%	12/15/2015	1,695	1,580,716
Total				2,435,821

Broadcasting 0.86%
Cox Communications, Inc.†	5.875%	12/1/2016	4,500	4,416,156
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	490	481,710
Total				4,897,866

Brokers 0.21%
Morgan Stanley	6.625%	4/1/2018	1,316	1,224,830

Building Materials 0.20%
Texas Industries, Inc.	7.25%	7/15/2013	325	305,500
Texas Industries, Inc.†	7.25%	7/15/2013	875	829,063
Total				1,134,563

Cable Services 3.02%
Comcast Corp.	6.95%	8/15/2037	9,900	9,690,694
Mediacom Communications Corp.	9.50%	1/15/2013	960	933,600
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,302,734
Time Warner Cable, Inc.	7.30%	7/1/2038	2,250	2,267,732
Total				17,194,760

Chemicals 0.38%
Braskem Financial Ltd. (Cayman Islands)† (a)	7.25%	6/5/2018	950	950,000
Huntsman International LLC	7.375%	1/1/2015	625	575,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,000	645,000
Total				2,170,000

Coal 0.61%
CONSOL Energy, Inc.	7.875%	3/1/2012	3,345	3,462,075

Computer Hardware 0.28%
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	1,800	1,615,500

Computer Services 0.35%
First Data Corp.†	9.875%	9/24/2015	1,130	976,037
hanarotelecom, inc. (South Korea)†(a)	7.00%	2/1/2012	1,050	1,036,875
Total				2,012,912

Computer Software 1.07%
BMC Software, Inc.	7.25%	6/1/2018	2,000	2,050,908
Intuit, Inc.	5.75%	3/15/2017	3,130	2,973,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software (continued)
SunGard Data Systems, Inc.	10.25%	8/15/2015	$1,075	$1,088,437
Total				6,112,476

Computer Technology 0.24%
Equitable Resources, Inc.	6.50%	4/1/2018	1,350	1,370,172

Construction/Home Building 1.56%
CRH America, Inc.	5.625%	9/30/2011	7,730	7,498,896
CRH America, Inc.	8.125%	7/15/2018	1,350	1,379,201
Total				8,878,097

Containers 0.92%
Ball Corp.	6.875%	12/15/2012	250	252,500
Pactiv Corp.	5.875%	7/15/2012	700	699,429
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,550	3,528,689
Solo Cup Co.	8.50%	2/15/2014	850	752,250
Total				5,232,868

Diversified 0.60%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	568	564,192
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,800	2,828,023
Total				3,392,215

Diversified Materials & Processing 0.26%
ProLogis	5.625%	11/15/2015	1,650	1,480,623

Drugs 1.06%
Hospira, Inc.	6.05%	3/30/2017	2,774	2,713,214
Schering-Plough Corp.	6.55%	9/15/2037	3,456	3,307,962
Total				6,021,176

Electric: Equipment/Components 1.34%
Baldor Electric Co.	8.625%	2/15/2017	510	518,925
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	850	863,504
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	3,500	3,570,199
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	1,546	1,487,334
NXP BV (Netherlands)(a)	7.875%	10/15/2014	1,450	1,196,250
Total				7,636,212

Electric Power 4.64%
CenterPoint Energy, Inc.	5.75%	1/15/2014	2,000	1,951,382
Dominion Resources, Inc.	7.00%	6/15/2038	800	826,146
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	1,055	1,073,754
Entergy Louisiana LLC	6.50%	9/1/2018	1,000	1,015,686
General Electric Capital Corp.	5.875%	1/14/2038	6,825	6,165,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Power (continued)
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	$3,980	$3,792,908
NiSource, Inc.	6.80%	1/15/2019	1,700	1,656,422
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,000	1,993,202
Oncor Electric Delivery Co.	7.25%	1/15/2033	1,982	1,983,324
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	2,856,987
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	2,000	1,896,278
Union Electric Co.	6.40%	6/15/2017	1,211	1,203,720
Total				26,415,507

Electrical Equipment 0.09%
ITC Midwest LLC†	6.15%	1/31/2038	557	514,941

Electrical: Household 0.87%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,000	4,968,150

Electronics: Semi-Conductors/Components 1.49%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,800	2,755,236
Avnet, Inc.	6.625%	9/15/2016	3,150	3,119,086
National Semiconductor Corp.	6.60%	6/15/2017	2,603	2,579,641
Total				8,453,963

Energy Equipment & Services 1.16%
Cameron International Corp.	6.375%	7/15/2018	350	350,446
CMS Energy Corp.	6.55%	7/17/2017	2,375	2,269,709
Duke Energy Indiana, Inc.	6.35%	8/15/2038	841	841,746
Inergy Finance LP†	8.25%	3/1/2016	1,740	1,644,300
Nabors Industries, Inc.†	6.15%	2/15/2018	1,490	1,468,485
Total				6,574,686

Environmental Services 0.30%
Williams Cos., Inc. (The)	7.625%	7/15/2019	1,650	1,727,444

Financial: Miscellaneous 1.49%
CME Group, Inc.	5.40%	8/1/2013	532	533,380
Ford Motor Credit Co. LLC	7.875%	6/15/2010	5,770	4,975,846
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	1,475	1,496,796
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	1,660	1,481,550
Total				8,487,572

Financial Services 4.63%
American Express Bank FSB	5.50%	4/16/2013	1,425	1,350,934
American Express Credit Corp.	7.30%	8/20/2013	2,787	2,834,072
Bear Stearns Cos., Inc.	7.25%	2/1/2018	771	800,216
Countrywide Financial Corp.	5.80%	6/7/2012	2,350	2,128,842
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	2,000	2,016,162
GMAC LLC	6.00%	12/15/2011	4,117	2,468,467
GMAC LLC	6.75%	12/1/2014	1,363	740,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	$575	$495,838
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	2,950	2,826,873
Janus Capital Group, Inc.	6.25%	6/15/2012	625	605,822
Janus Capital Group, Inc.	6.70%	6/15/2017	2,390	2,191,350
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	1,975	1,765,458
Petrobras International Finance Co. (Cayman Islands)(a)	5.875%	3/1/2018	1,265	1,240,912
Prudential Financial, Inc.	5.15%	1/15/2013	775	760,572
Wachovia Corp.	5.50%	5/1/2013	1,750	1,608,402
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	800	788,500
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	1,896	1,701,751
Total				26,325,034

Food 2.28%
Delhaize Group (Belgium)(a)	6.50%	6/15/2017	2,000	2,015,026
Dole Food Co., Inc.	8.625%	5/1/2009	935	927,987
Kraft Foods, Inc.	6.875%	1/26/2039	4,700	4,615,734
Land O’ Lakes, Inc.	9.00%	12/15/2010	500	516,250
Smithfield Foods, Inc.	7.75%	7/1/2017	1,550	1,395,000
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	3,900	3,479,323
Total				12,949,320

Gaming 0.32%
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	1,275	1,249,500
Scientific Games International, Inc.†	7.875%	6/15/2016	575	560,625
Total				1,810,125

Health Care Products 1.24%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	1,025	1,055,750
Biogen Idec, Inc.	6.00%	3/1/2013	545	541,935
Biogen Idec, Inc.	6.875%	3/1/2018	1,300	1,330,888
Biomet, Inc.	11.625%	10/15/2017	1,350	1,425,937
HCA, Inc.	9.125%	11/15/2014	2,596	2,673,880
Total				7,028,390

Health Care Services 1.07%
Humana, Inc.	8.15%	6/15/2038	1,300	1,300,399
Medco Health Solutions, Inc.	7.125%	3/15/2018	1,000	1,032,749
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,000	2,782,242
UnitedHealth Group, Inc.	6.625%	11/15/2037	1,100	981,142
Total				6,096,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Management Services 0.75%
WellPoint, Inc.	5.00%	1/15/2011	$2,935	$2,923,656
WellPoint, Inc.	6.375%	6/15/2037	1,500	1,354,536
Total				4,278,192

Household Equipment/Products 0.17%
Newell Rubbermaid, Inc.	5.50%	4/15/2013	1,000	966,560

Industrial Products 1.55%
Mueller Water Products, Inc.	7.375%	6/1/2017	1,312	1,095,520
Quicksilver Resources, Inc.	8.25%	8/1/2015	980	953,050
Vale Overseas Ltd.	6.25%	1/23/2017	4,500	4,512,613
Vulcan Materials Co.	6.30%	6/15/2013	2,250	2,233,440
Total				8,794,623

Insurance 1.18%
American International Group, Inc.	4.95%	3/20/2012	1,500	1,412,031
American International Group, Inc.	5.85%	1/16/2018	2,925	2,467,065
American International Group, Inc.†	8.25%	8/15/2018	2,900	2,863,651
Total				6,742,747

Investment Management Companies 1.92%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,270	1,225,550
BlackRock, Inc.	6.25%	9/15/2017	6,250	6,149,075
Morgan Stanley	5.95%	12/28/2017	2,500	2,228,615
Morgan Stanley	6.00%	4/28/2015	1,420	1,309,686
Total				10,912,926

Leisure 0.48%
Inn of the Mountain Gods Resort & Casino	12.00%	11/15/2010	1,110	796,425
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,095	1,919,544
Total				2,715,969

Lodging 0.62%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	3,700	3,507,992

Machinery: Industrial/Specialty 0.34%
RPM International, Inc.	6.50%	2/15/2018	2,000	1,933,622

Manufacturing 0.07%
Wabtec Corp.	6.875%	7/31/2013	371	372,855

Materials & Commodities 0.21%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,250	1,171,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media 1.47%
News Corp.	6.65%	11/15/2037	$2,000	$1,934,132
Thomson Reuters Corp. (Canada)(a)	5.70%	10/1/2014	1,000	997,466
Time Warner, Inc.	6.75%	4/15/2011	1,850	1,894,289
Time Warner, Inc.	7.625%	4/15/2031	3,500	3,511,578
Total				8,337,465

Metal Fabricating 0.21%
Commercial Metals Co.	7.35%	8/15/2018	1,200	1,209,510

Metals & Minerals Miscellaneous 0.85%
Aleris International, Inc.	10.00%	12/15/2016	1,260	885,150
CII Carbon LLC†	11.125%	11/15/2015	1,025	1,014,750
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	2,900	2,927,547
Total				4,827,447

Miscellaneous 0.48%
Fiserv, Inc.	6.125%	11/20/2012	1,850	1,879,222
Magellan Midstream Partners LP	6.40%	5/1/2037	950	869,445
Total				2,748,667

Natural Gas 0.66%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,741,725

Office Supplies 0.57%
Steelcase, Inc., Class A	6.50%	8/15/2011	3,150	3,228,174

Oil 1.28%
BJ Services Co.	6.00%	6/1/2018	1,750	1,784,015
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,000	1,908,760
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	2,245	2,215,218
Questar Market Resources	6.80%	4/1/2018	1,350	1,365,645
Total				7,273,638

Oil: Crude Producers 1.92%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	1,000	1,139,772
Canadian Natural Resources (Canada)(a)	6.25%	3/15/2038	1,000	924,009
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,381,800
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	2,425	2,504,630
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,008,224
Key Energy Services, Inc.†	8.375%	12/1/2014	1,180	1,194,750
Murphy Oil Corp.	7.05%	5/1/2029	200	201,166
Southwestern Energy Co.†	7.50%	2/1/2018	1,555	1,597,762
W&T Offshore, Inc.†	8.25%	6/15/2014	1,080	977,400
Total				10,929,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic 4.56%
Buckeye Partners LP	6.05%	1/15/2018	$2,000	$1,966,926
Enterprise Products Partners LP	5.60%	10/15/2014	2,200	2,162,750
Enterprise Products Partners LP	7.50%	2/1/2011	650	683,575
Ferrellgas Partners LP†	6.75%	5/1/2014	1,500	1,312,500
Kinder Morgan Energy Partners LP	7.50%	11/1/2010	1,245	1,314,273
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,750,416
National Fuel Gas Co.†	6.50%	4/15/2018	2,022	2,002,625
Newfield Exploration Co.	7.125%	5/15/2018	700	663,250
Pacific Energy Partners LP	6.25%	9/15/2015	1,444	1,431,374
Plains All American Pipeline LP	7.75%	10/15/2012	3,500	3,716,765
Questar Gas Co.	7.20%	4/1/2038	1,000	1,031,759
Rockies Express Pipeline LLC†	6.25%	7/15/2013	700	717,990
Rockies Express Pipeline LLC†	6.85%	7/15/2018	3,500	3,599,075
Transcontinental Gas Pipe Line Corp.†	6.05%	6/15/2018	400	393,048
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,138,355
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,036,594
Total				25,921,275

Oil: Integrated International 1.52%
Northwest Pipeline Corp.†	6.05%	6/15/2018	425	417,707
Questar Pipeline Co.	5.83%	2/1/2018	1,000	984,886
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	2,631	2,526,213
Transocean, Inc. (Cayman Islands)(a)	6.00%	3/15/2018	1,500	1,498,993
Transocean, Inc. (Cayman Islands)(a)	6.80%	3/15/2038	1,770	1,771,512
Williams Partners LP	7.25%	2/1/2017	1,455	1,460,910
Total				8,660,221

Paper & Forest Products 0.73%
Domtar Corp.	7.875%	10/15/2011	1,425	1,471,312
International Paper Co.	7.40%	6/15/2014	2,000	2,030,652
International Paper Co.	8.70%	6/15/2038	500	517,578
Rock-Tenn Co., Class A†	9.25%	3/15/2016	150	154,500
Total				4,174,042

Pollution Control 0.43%
Allied Waste Industries, Inc.	6.375%	4/15/2011	2,425	2,443,187

Publishing 0.19%
Idearc, Inc.	8.00%	11/15/2016	2,355	1,077,413

Railroads 0.17%
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,000	995,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail 0.53%
Macy’s Retail Holdings, Inc.	7.875%	7/15/2015	$3,000	$3,027,213

Retail: Specialty 0.73%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	950	864,500
Brookstone Co., Inc.	12.00%	10/15/2012	1,155	1,039,500
Home Depot, Inc. (The)	5.875%	12/16/2036	2,850	2,255,196
Total				4,159,196

Services 0.29%
Corrections Corp. of America	7.50%	5/1/2011	1,613	1,633,162

Soaps & Household Chemicals 0.09%
Church & Dwight Co., Inc.	6.00%	12/15/2012	500	490,000

Steel 1.27%
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,681	1,791,026
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	2,250	2,209,084
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	280	280,210
Steel Dynamics, Inc.	7.375%	11/1/2012	2,945	2,930,275
Total				7,210,595

Technology 0.25%
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,400	1,421,062

Telecommunications 5.90%
AT&T Broadband Corp.	9.455%	11/15/2022	425	508,033
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	5,846	6,278,803
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	2,200	2,599,133
Deutsche Telekom International Finance BV (Netherlands)(a)	5.875%	8/20/2013	1,472	1,469,330
France Telecom SA (France)(a)	8.50%	3/1/2031	1,000	1,201,925
Qwest Corp.	8.875%	3/15/2012	7,350	7,441,875
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,250	1,228,542
Sprint Capital Corp.	7.625%	1/30/2011	4,250	4,252,299
Sprint Capital Corp.	8.75%	3/15/2032	1,000	974,872
Telecom Italia Capital SpA (Luxembourg)(a)	5.25%	11/15/2013	4,200	3,931,238
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	4,000	3,688,872
Total				33,574,922

Telecommunications Equipment 0.03%
General Cable Corp.	7.125%	4/1/2017	160	152,800

Textile Products 0.62%
Mohawk Industries, Inc.	6.125%	1/15/2016	3,834	3,516,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tobacco 1.15%
Philip Morris International, Inc.	5.65%	5/16/2018	$3,400	$3,351,105
Reynolds American, Inc.	7.25%	6/15/2037	3,258	3,220,621
Total				6,571,726

Toys 0.35%
Mattel, Inc.	5.625%	3/15/2013	2,000	1,985,164

Transportation: Miscellaneous 0.84%
CSX Corp.	6.25%	3/15/2018	4,000	3,784,468
Northern Natural Gas Co.†	6.75%	9/15/2008	1,000	1,000,883
Total				4,785,351

Utilities 0.81%
Commonwealth Edison Co.	5.95%	8/15/2016	2,000	1,998,792
Commonwealth Edison Co.	6.45%	1/15/2038	1,000	960,177
Commonwealth Edison Co.	6.95%	7/15/2018	195	194,025
El Paso Electric Co.	7.50%	3/15/2038	1,400	1,443,546
Total				4,596,540

Utilities: Electrical 1.05%
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	300	303,466
Oklahoma Gas and Electric Co.	6.45%	2/1/2038	1,000	981,452
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,225	2,834,146
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	375	380,968
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	1,475	1,478,688
Total				5,978,720

Utilities: Miscellaneous 0.41%
American Water Capital Corp.	6.593%	10/15/2037	930	859,912
Source Gas LLC†	5.90%	4/1/2017	1,600	1,488,278
Total				2,348,190
Total Corporate Bonds (cost $445,406,460)				429,454,634

FLOATING RATE LOANS(g) 0.18%
Food/Tobacco
Wrigley Jr. Co. (cost $1,000,000)	1.00%#	7/17/2014	1,000	1,005,625

FOREIGN BONDS 0.32%
Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	500	513,250
Republic of Colombia (Colombia)(a)	7.375%	1/27/2017	1,165	1,284,413
Total Foreign Bonds (cost $1,823,939)				1,797,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.10%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(b)	10/15/2020	$1		$13,593
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	39		33,689
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(b)	8/15/2021	4		54,202
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(b)	12/15/2020	—	(c)	5,983
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(b)	12/15/2020	1		11,969
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(b)	2/15/2021	—	(c)	7,529
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(b)	2/15/2021	1		19,590
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(b)	4/15/2021	—	(c)	6,081
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(b)	4/15/2021	1		6,840
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(b)	4/15/2021	1		24,725
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(b)	5/15/2021	2		41,198
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	49		41,205
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(b)	9/15/2021	—	(c)	11,294
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	97		81,185
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(b)	11/15/2021	—	(c)	4,632
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(b)	2/15/2022	—	(c)	1,802
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(b)	4/15/2022	—	(c)	3,298
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	153		125,593
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	79		66,588
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	20		4,076
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	8		7,114
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(b)	12/25/2021	—	(c)	7,901
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $470,186)						580087

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.33%
Federal Home Loan Mortgage Corp.(d)	5.00%		TBA	9,700		9,604,513
Federal Home Loan Mortgage Corp.(d)	5.50%		TBA	6,000		5,916,564
Federal Home Loan Mortgage Corp.	5.683	%#	11/1/2035	2,453		2,502,422
Federal Home Loan Mortgage Corp.	5.841	%#	11/1/2036	3,810		3,901,619
Federal Home Loan Mortgage Corp.	6.148	%#	6/1/2036	3,240		3,285,669
Federal National Mortgage Assoc.	5.249	%#	10/1/2035	5,980		6,068,786
Federal National Mortgage Assoc.	5.50%		3/1/2033	344		342,101
Federal National Mortgage Assoc.	5.501	%#	4/1/2036	2,658		2,706,865
Federal National Mortgage Assoc.	5.517	%#	4/1/2036	3,286		3,344,728
Federal National Mortgage Assoc.	5.526	%#	4/1/2036	2,425		2,469,685
Federal National Mortgage Assoc.	5.664	%#	8/1/2036	4,953		5,051,886
Federal National Mortgage Assoc.	5.728	%#	10/1/2036	3,230		3,301,012
Federal National Mortgage Assoc.	5.828	%#	10/1/2036	2,313		2,365,183
Federal National Mortgage Assoc.	5.928	%#	5/1/2036	1,983		2,014,605
Federal National Mortgage Assoc.(e)	5.931	%#	12/1/2036	3,805		3,878,033
Federal National Mortgage Assoc.	5.938	%#	8/1/2036	3,558		3,637,881
Federal National Mortgage Assoc.(d)	6.00%		TBA	15,300		15,450,613
Total Government Sponsored Enterprises Pass-Throughs (cost $75,009,789)						75,842,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
MUNICIPAL BONDS 0.09%
Massachusetts St Wtr Res Auth Ref Gen Ser B(f) (cost $592,590)	5.25%	8/1/2036	$505	$541,345

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.76%
Banc of America Commercial Mortgage, Inc. 2006-3 A4	5.889%	7/10/2044	6,030	5,708,381
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	555	509,364
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.623%#	3/11/2039	2,500	2,325,576
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	7,775	7,270,786
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%	10/12/2041	7,415	7,028,580
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.915%#	3/15/2049	1,000	942,553
Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	1,530	1,412,570
Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	5,000	4,815,403
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.512%#	11/10/2045	3,275	3,123,138
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.518%#	3/10/2044	2,000	1,847,963
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	1,255	1,185,329
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	3,855	3,673,381
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.471%#	1/12/2043	1,210	1,148,415
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	2,000	1,857,452
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%	10/15/2029	1,075	1,005,171
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%	2/15/2031	1,000	951,578
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	3,570	3,345,010
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	1,470	1,343,535
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.603%#	2/12/2039	3,395	3,148,869
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.416%#	11/12/2037	7,260	6,889,367
Merrill Lynch Mortgage Trust 2006-C1 AM	5.841%#	5/12/2039	1,000	883,181
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	1,325	1,264,097
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	1,000	935,370
Morgan Stanley Capital I 2005-HQ7 A4	5.379%#	11/14/2042	4,160	3,984,759
Morgan Stanley Capital I 2006-HQ8 A4	5.56%#	3/12/2044	2,500	2,320,554
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/20/2044	4,700	4,516,045
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	5,500	5,348,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.44	%#	12/15/2044	$5,475	$5,194,164
Total Non-Agency Commercial Mortgage-Backed Securities (cost $87,023,265)					83,978,885

U.S. TREASURY OBLIGATION 0.10%
U.S. Treasury Bond (cost $562,534)	4.00%		8/15/2018	554	562,613
Total Long-Term Investments (cost $611,888,763)					593,763,017

SHORT-TERM INVESTMENT 0.14%

Repurchase Agreement
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $800,000 of Federal Home Loan Bank at 2.606% due 1/23/2009; value: $801,000; proceeds: $783,150 (cost $783,012)				783	783,012

Total Investments in Securities 104.51% (cost $612,671,775)					594,546,029
Liabilities in Excess of Other Assets(h) (4.51%)					(25,647,775)
Net Assets 100.00%					$568,898,254

IO	Interest Only.
PO	Principal Only.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
(a)	Foreign security traded in U.S. dollars.
(b)

IOettes. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(c)	Amount is less than $1,000.
(d)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2008 (See Note 2(e)).
(f)	Insured by Financial Security Assurance, Inc., a municipal bond insurance company.
(g)

Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at August 31, 2008.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	December 2008	(11,100)	Short	$(12,425,063)	$3,132
U.S. 10-Year Treasury Note	December 2008	(16,000)	Short	(18,480,000)	15,765
U.S. Treasury Bond	December 2008	(31,400)	Short	(36,836,125)	(136,107)
Totals				$(67,741,188)	$(117,210)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Forward Foreign Currency Contracts Open as of August 31, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	9/2/2008	2,600,000	$798,771	$857,061	$58,290
Argentine Peso	Sell	9/2/2008	2,600,000	830,526	857,061	(26,535)
Argentine Peso	Buy	1/15/2009	500,000	158,378	160,989	2,611
Argentine Peso	Buy	12/5/2008	1,250,000	399,872	396,804	(3,068)
Brazilian Real	Buy	9/2/2008	2,100,000	1,259,174	1,287,019	27,845
Brazilian Real	Sell	9/2/2008	2,100,000	1,285,921	1,287,019	(1,098)
Brazilian Real	Buy	10/6/2008	1,850,000	1,099,881	1,123,994	24,113
Brazilian Real	Sell	10/6/2008	1,130,000	682,754	686,548	(3,794)
Brazilian Real	Buy	11/5/2008	830,000	502,866	500,417	(2,449)
Brazilian Real	Buy	12/5/2008	920,000	560,122	550,311	(9,811)
Brazilian Real	Buy	1/15/2009	1,050,000	618,921	621,763	2,842
Chilean Peso	Buy	10/6/2008	824,000,000	1,685,028	1,601,225	(83,803)
Chilean Peso	Buy	12/5/2008	220,000,000	440,705	425,037	(15,668)
Chinese Yuan Renminbi	Buy	11/5/2008	5,800,000	861,621	850,539	(11,082)
Chinese Yuan Renminbi	Buy	12/5/2008	2,235,000	336,217	328,641	(7,576)
Colombian Peso	Buy	10/6/2008	850,000,000	474,860	435,913	(38,947)
Colombian Peso	Sell	10/6/2008	350,000,000	176,589	179,493	(2,904)
Colombian Peso	Buy	12/5/2008	985,000,000	523,679	499,296	(24,383)
Czech Koruna	Buy	10/6/2008	40,400,000	2,553,563	2,388,010	(165,553)
Czech Koruna	Sell	10/6/2008	6,500,000	411,705	384,210	27,495
Czech Koruna	Buy	12/5/2008	20,550,000	1,332,618	1,213,545	(119,073)
Hong Kong Dollar	Buy	10/6/2008	11,000,000	1,413,375	1,410,426	(2,949)
Hong Kong Dollar	Buy	11/5/2008	21,200,000	2,725,138	2,719,845	(5,293)
Hong Kong Dollar	Sell	11/5/2008	2,700,000	346,238	346,395	(157)
Hong Kong Dollar	Buy	12/5/2008	14,475,000	1,861,101	1,858,002	(3,099)
Hungarian Forint	Buy	11/5/2008	272,000,000	1,785,363	1,666,886	(118,477)
Hungarian Forint	Buy	12/5/2008	107,000,000	729,778	653,040	(76,738)
Indian Rupee	Buy	10/3/2008	50,450,000	1,161,907	1,144,471	(17,436)
Indian Rupee	Buy	12/5/2008	26,700,000	615,917	601,777	(14,140)
Indonesian Rupiah	Buy	9/2/2008	12,395,000,000	1,324,960	1,353,557	28,597
Indonesian Rupiah	Sell	9/2/2008	12,395,000,000	1,348,749	1,353,557	(4,808)
Indonesian Rupiah	Buy	12/5/2008	4,900,000,000	526,542	525,912	(630)
Indonesian Rupiah	Buy	1/15/2009	12,395,000,000	1,326,378	1,320,508	(5,870)
Israeli Shekel	Buy	10/6/2008	5,200,000	1,493,974	1,448,311	(45,663)
Israeli Shekel	Buy	12/5/2008	2,050,000	599,054	569,269	(29,785)
Malaysian Ringgit	Buy	9/2/2008	3,700,000	1,172,814	1,090,365	(82,449)
Malaysian Ringgit	Sell	9/2/2008	3,700,000	1,106,662	1,090,365	16,297
Malaysian Ringgit	Buy	10/6/2008	1,650,000	511,152	486,441	(24,711)
Malaysian Ringgit	Buy	11/5/2008	2,200,000	647,630	648,943	1,313
Malaysian Ringgit	Buy	12/5/2008	1,565,000	485,046	461,903	(23,143)
Mexican Peso	Buy	11/5/2008	19,400,000	1,855,256	1,867,615	12,359
Mexican Peso	Buy	12/5/2008	43,000,000	4,180,587	4,121,985	(58,602)
New Turkish Lira	Buy	11/5/2008	4,225,000	3,277,255	3,466,749	189,494
New Turkish Lira	Sell	11/5/2008	355,000	283,207	291,289	(8,082)
New Turkish Lira	Buy	12/5/2008	1,865,000	1,488,836	1,513,650	24,814
Peruvian Nuevo Sol	Buy	9/2/2008	1,075,000	391,222	364,186	(27,036)
Peruvian Nuevo Sol	Sell	9/2/2008	1,075,000	387,248	364,186	23,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Peruvian Nuevo Sol	Buy	11/5/2008	1,700,000	$606,277	$574,831	$(31,446)
Peruvian Nuevo Sol	Buy	12/5/2008	680,000	239,293	229,604	(9,689)
Philippine Peso	Buy	11/5/2008	35,200,000	792,971	763,739	(29,232)
Philippine Peso	Buy	12/5/2008	26,200,000	585,617	567,495	(18,122)
Polish Zloty	Buy	10/6/2008	5,425,000	2,593,971	2,380,140	(213,831)
Polish Zloty	Buy	11/5/2008	2,950,000	1,368,644	1,290,624	(78,020)
Polish Zloty	Buy	12/5/2008	3,100,000	1,512,306	1,352,845	(159,461)
Romanian Leu	Buy	9/2/2008	2,000,000	822,199	829,314	7,115
Romanian Leu	Sell	9/2/2008	2,000,000	833,333	829,314	4,019
Romanian Leu	Buy	10/6/2008	1,500,000	623,700	616,207	(7,493)
Romanian Leu	Sell	10/6/2008	1,300,000	550,264	534,046	16,218
Romanian Leu	Buy	11/5/2008	2,000,000	823,723	815,644	(8,079)
Romanian Leu	Buy	12/5/2008	875,000	380,352	354,396	(25,956)
Russian Ruble	Buy	10/6/2008	10,200,000	424,090	411,969	(12,121)
Russian Ruble	Buy	12/5/2008	50,850,000	2,166,885	2,041,732	(125,153)
Russian Ruble	Sell	12/5/2008	7,000,000	284,495	281,064	3,431
Singapore Dollar	Buy	9/5/2008	2,130,000	1,567,392	1,503,518	(63,874)
Singapore Dollar	Buy	11/5/2008	3,605,000	2,664,253	2,551,203	(113,050)
Singapore Dollar	Buy	12/5/2008	2,485,000	1,841,534	1,760,787	(80,747)
Slovakian Koruna	Buy	9/2/2008	17,200,000	825,422	832,019	6,597
Slovakian Koruna	Sell	9/2/2008	17,200,000	864,056	832,019	32,037
Slovakian Koruna	Buy	12/5/2008	3,665,000	190,816	176,865	(13,951)
Slovakian Koruna	Buy	1/15/2009	9,375,000	456,184	451,896	(4,288)
South African Rand	Buy	11/5/2008	13,180,000	1,683,767	1,682,821	(946)
South African Rand	Buy	12/5/2008	4,950,000	630,975	627,501	(3,474)
Taiwan Dollar	Buy	10/6/2008	6,100,000	203,063	193,192	(9,871)
Taiwan Dollar	Buy	12/5/2008	2,200,000	73,333	69,787	(3,546)
Thailand Baht	Buy	11/5/2008	27,500,000	819,672	801,832	(17,840)
Thailand Baht	Buy	12/4/2008	10,725,000	320,676	312,574	(8,102)
Total Unrealized Depreciation on Forward Foreign Currency Contracts						$(1,594,555)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.88%

ASSET-BACKED SECURITIES 4.47%
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	$2,900	$2,890,222
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	400	401,176
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	600	606,771
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	1,184	1,186,454
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	542	545,052
Ford Credit Auto Owner Trust 2005-B	4.64%	4/15/2010	550	550,280
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,195	1,199,588
Harley-Davidson Motorcycle Trust 2007-3 A3	2.817%#	6/15/2012	1,400	1,389,291
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	887	877,988
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	500	503,968

Total Asset-Backed Securities (cost $10,117,431)				10,150,790

CORPORATE BONDS 39.09%

Advertising 0.30%
Lamar Media Corp.	6.625%	8/15/2015	435	387,694
R.H. Donnelley Corp.	8.875%	10/15/2017	550	286,000
Total				673,694

Aerospace/Defense 0.19%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	350	344,750
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	100	92,750
Total				437,500

Aluminum 0.04%
Century Aluminum Co.	7.50%	8/15/2014	100	97,500

Apparel 0.32%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	150	150,750
Warnaco Group, Inc.	8.875%	6/15/2013	550	567,875
Total				718,625

Auto Trucks & Parts 0.08%
Visteon Corp.	7.00%	3/10/2014	375	187,500

Automotive 0.70%
General Motors Corp.	7.20%	1/15/2011	150	96,750
Roper Industries, Inc.	6.625%	8/15/2013	1,455	1,484,262
Total				1,581,012

Banks 3.29%
Bank of America Corp.	5.375%	8/15/2011	2,950	2,965,665
Citigroup, Inc.	6.50%	1/18/2011	3,250	3,337,522
Citigroup, Inc.	6.50%	8/19/2013	900	901,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks (continued)
Wachovia Corp.	5.30%	10/15/2011	$275	$258,463
Total				7,463,575

Beverages 0.38%
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	850	860,977

Building Materials 0.14%
Texas Industries, Inc.†	7.25%	7/15/2013	325	307,937

Cable Services 0.48%
Mediacom Communications Corp.	9.50%	1/15/2013	340	330,650
Time Warner Cable, Inc.	6.20%	7/1/2013	750	765,647
Total				1,096,297

Chemicals 0.17%
Huntsman International LLC	7.375%	1/1/2015	110	101,200
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	425	274,125
Total				375,325

Coal 0.52%
CONSOL Energy, Inc.	7.875%	3/1/2012	1,150	1,190,250

Computer Hardware 0.37%
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.375%	10/1/2011	850	842,562

Computer Services 0.23%
First Data Corp.†	9.875%	9/24/2015	315	272,081
hanarotelecom, inc. (South Korea)†(a)	7.00%	2/1/2012	250	246,875
Total				518,956

Computer Software 0.17%
SunGard Data Systems, Inc.	10.25%	8/15/2015	380	384,750

Computer Technology 0.21%
Equitable Resources, Inc.	5.00%	10/1/2015	500	466,327

Construction/Home Building 0.59%
CRH America, Inc.	5.625%	9/30/2011	1,375	1,333,892

Containers 0.84%
Ball Corp.	6.875%	12/15/2012	250	252,500
Pactiv Corp.	5.875%	7/15/2012	605	604,506
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	875	869,748
Solo Cup Co.	8.50%	2/15/2014	200	177,000
Total				1,903,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified 1.27%
BHP Billiton Ltd. (Australia)(a)	5.125%	3/29/2012	$630	$634,869
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)(a)	6.00%	8/15/2013	1,000	1,003,559
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	1,250	1,241,620
Total				2,880,048

Diversified Materials & Processing 0.26%
ProLogis	5.625%	11/15/2015	650	583,276

Electric Power 2.09%
Allegheny Energy Supply Co. LLC	7.80%	3/15/2011	200	207,250
General Electric Capital Corp.	5.25%	10/19/2012	3,415	3,460,413
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	1,100	1,080,953
Total				4,748,616

Electric: Equipment/Components 0.58%
Baldor Electric Co.	8.625%	2/15/2017	100	101,750
Enel Finance International (Luxembourg)†(a)	5.70%	1/15/2013	850	868,103
NXP BV (Netherlands)(a)	7.875%	10/15/2014	425	350,625
Total				1,320,478

Electrical: Household 0.33%
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	750	756,276

Electronics: Semi-Conductors/Components 0.47%
National Semiconductor Corp.	6.15%	6/15/2012	1,050	1,072,566

Energy Equipment & Services 0.25%
Inergy Finance LP†	8.25%	3/1/2016	605	571,725

Financial: Miscellaneous 1.22%
CME Group, Inc.	5.40%	8/1/2013	468	469,214
Credit Suisse (USA), Inc.	5.125%	8/15/2015	1,000	957,884
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,190	1,026,214
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	350	312,375
Total				2,765,687

Financial Services 3.91%
American Express Bank FSB	5.50%	4/16/2013	450	426,611
American Express Credit Corp.	7.30%	8/20/2013	560	569,458
American General Finance Corp.	5.375%	10/1/2012	51	44,290
Bear Stearns Cos., Inc.	6.95%	8/10/2012	200	207,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
Dun & Bradstreet Corp. (The)	6.00%	4/1/2013	$700	$705,657
GMAC LLC	6.00%	12/15/2011	625	374,737
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	2,950	2,961,694
Janus Capital Group, Inc.	5.875%	9/15/2011	810	789,490
Janus Capital Group, Inc.	6.25%	6/15/2012	50	48,466
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	400	373,872
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	444	433,719
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	500	466,764
Prudential Financial, Inc.	5.15%	1/15/2013	150	147,207
Wachovia Corp.	5.50%	5/1/2013	500	459,543
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	885	872,278
Total				8,881,700

Food 0.66%
Dole Food Co., Inc.	8.625%	5/1/2009	350	347,375
Kraft Foods, Inc.	5.625%	11/1/2011	650	660,583
Land O’ Lakes, Inc.	9.00%	12/15/2010	200	206,500
Smithfield Foods, Inc.	7.75%	7/1/2017	325	292,500
Total				1,506,958

Gaming 0.25%
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	425	416,500
Scientific Games International, Inc.†	7.875%	6/15/2016	150	146,250
Total				562,750

Health Care Products 1.30%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	200	206,000
Biogen Idec, Inc.	6.00%	3/1/2013	1,250	1,242,970
Biomet, Inc.	11.625%	10/15/2017	475	501,719
HCA, Inc.	9.125%	11/15/2014	975	1,004,250
Total				2,954,939

Health Care Services 0.15%
UnitedHealth Group, Inc.	4.125%	8/15/2009	352	351,409

Healthcare Management Services 0.61%
WellPoint, Inc.	5.00%	1/15/2011	1,400	1,394,589

Household Equipment & Products 0.30%
Newell Rubbermaid, Inc.	5.50%	4/15/2013	700	676,592

Industrial Products 0.68%
Mueller Water Products, Inc.	7.375%	6/1/2017	500	417,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	230	223,675
Vulcan Materials Co.	6.30%	6/15/2013	900	893,376
Total				1,534,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance 0.78%
American International Group, Inc.	4.95%	3/20/2012	$1,875	$1,765,039

Investment Management Companies 0.47%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	390	376,350
Morgan Stanley	6.00%	4/28/2015	750	691,735
Total				1,068,085

Leisure 0.36%
Inn of the Mountain Gods Resort & Casino	12.00%	11/15/2010	235	168,612
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	715	655,119
Total				823,731

Lodging 0.49%
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	1,175	1,114,025

Materials & Commodities 0.17%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	400	375,000

Metals & Minerals Miscellaneous 0.64%
Aleris International, Inc.	10.00%	12/15/2016	400	281,000
CII Carbon LLC†	11.125%	11/15/2015	175	173,250
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	1,000	1,009,499
Total				1,463,749

Milling: Fruits/Grain 0.08%
Corn Products International, Inc.	8.45%	8/15/2009	175	180,222

Miscellaneous 0.36%
Fiserv, Inc.	6.125%	11/20/2012	800	812,637

Natural Gas 0.35%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	800	794,000

Office Supplies 0.58%
Steelcase, Inc., Class A	6.50%	8/15/2011	1,275	1,306,642

Oil: Crude Producers 0.57%
Cimarex Energy Co.	7.125%	5/1/2017	500	490,000
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	275	284,030
Key Energy Services, Inc.†	8.375%	12/1/2014	335	339,188
W&T Offshore, Inc.†	8.25%	6/15/2014	200	181,000
Total				1,294,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic 1.73%
Enterprise Products Partners LP	7.50%	2/1/2011	$774	$813,980
Ferrellgas Partners LP†	6.75%	5/1/2014	400	350,000
KeySpan Gas East Corp.	7.875%	2/1/2010	700	732,463
Newfield Exploration Co.	7.625%	3/1/2011	500	513,750
Rockies Express Pipeline LLC†	6.25%	7/15/2013	300	307,710
Texas Gas Transmission LLC†	5.50%	4/1/2013	650	643,638
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	533	555,972
Total				3,917,513

Paper & Forest Products 0.46%
Domtar Corp.	7.875%	10/15/2011	255	263,288
International Paper Co.	7.40%	6/15/2014	750	761,494
Rock-Tenn Co., Class A†	9.25%	3/15/2016	30	30,900
Total				1,055,682

Pollution Control 0.30%
Allied Waste Industries, Inc.	6.375%	4/15/2011	675	680,062

Publishing 0.09%
Idearc, Inc.	8.00%	11/15/2016	465	212,737

Railroads 1.31%
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	350	369,375
Canadian National Railway Co. (Canada)(a)	4.95%	1/15/2014	1,250	1,254,773
Canadian Pacific Railway Ltd. (Canada)(a)	5.75%	5/15/2013	1,350	1,344,554
Total				2,968,702

Retail: Specialty 0.21%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	175	159,250
Brookstone Co., Inc.	12.00%	10/15/2012	365	328,500
Total				487,750

Services 0.35%
Corrections Corp. of America	7.50%	5/1/2011	790	799,875

Soaps & Household Chemicals 0.13%
Church & Dwight Co., Inc.	6.00%	12/15/2012	291	285,180

Steel 0.67%
Allegheny Technologies, Inc.	8.375%	12/15/2011	310	330,290
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	407	399,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel (continued)
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	$100	$100,075
Steel Dynamics, Inc.	7.375%	11/1/2012	700	696,500
Total				1,526,464

Technology 0.12%
Fisher Scientific International, Inc.	6.75%	8/15/2014	275	279,137

Telecommunications 3.84%
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	2,254	2,420,873
Deutsche Telekom International Finance BV (Netherlands)(a)	5.875%	8/20/2013	1,241	1,238,749
Qwest Corp.	8.875%	3/15/2012	500	506,250
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	625	658,189
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,050	1,031,976
Sprint Capital Corp.	7.625%	1/30/2011	1,150	1,150,622
Telecom Italia Capital SpA (Luxembourg)(a)	5.25%	11/15/2013	1,350	1,263,612
Telefonica Emisiones SAU (Spain)(a)	5.855%	2/4/2013	450	450,978
Total				8,721,249

Textile Products 0.21%
Mohawk Industries, Inc.	5.75%	1/15/2011	500	487,574

Tobacco 0.66%
Reynolds American, Inc.	6.50%	7/15/2010	1,465	1,509,252

Toys 0.44%
Mattel, Inc.	5.625%	3/15/2013	1,000	992,582

Transportation: Miscellaneous 0.20%
CSX Corp.	6.75%	3/15/2011	450	461,547

Utilities: Electrical 0.17%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	110	111,751
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	275	275,687
Total				387,438
Total Corporate Bonds (cost $90,144,486)				88,772,685

FOREIGN BONDS 0.10%
Republic of Colombia (Colombia)(a) (cost $228,850)	7.375%	1/27/2017	205	226,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.12%
Federal Home Loan Mortgage Corp. 1671 JA	2.90	%#	1/15/2024	$259		$257,511
Federal National Mortgage Assoc. 1993-196 F	2.95	%#	10/25/2008	3		2,853
Federal National Mortgage Assoc. 1994-89 FA	2.95	%#	3/25/2009	3		3,059
Federal National Mortgage Assoc. G93-11 FA	2.869	%#	12/25/2008	—	(b)	4
Total Government Sponsored Enterprises Collaterlized Mortgage Obligations (cost $264,914)						264,492

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.44%
Federal Home Loan Mortgage Corp.(c)	5.00%		TBA	5,900		5,841,920
Federal Home Loan Mortgage Corp.	5.683	%#	11/1/2035	521		531,035
Federal Home Loan Mortgage Corp.	5.841	%#	11/1/2036	975		998,567
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	99		102,269
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 - 4/1/2029	314		325,644
Federal National Mortgage Assoc.	4.975	%#	2/1/2032	21		21,718
Federal National Mortgage Assoc.	5.217	%#	8/1/2038	3,551		3,560,958
Federal National Mortgage Assoc.	5.526	%#	4/1/2036	513		522,623
Federal National Mortgage Assoc.	5.63	%#	6/1/2036	527		536,777
Federal National Mortgage Assoc.	5.664	%#	8/1/2036	945		964,352
Federal National Mortgage Assoc.	5.728	%#	10/1/2036	2,454		2,507,725
Federal National Mortgage Assoc.	5.828	%#	10/1/2036	424		433,175
Federal National Mortgage Assoc.	5.928	%#	5/1/2036	417		423,859
Federal National Mortgage Assoc.(d)	5.931	%#	12/1/2036	1,186		1,208,857
Federal National Mortgage Assoc.	5.938	%#	8/1/2036	734		750,320
Federal National Mortgage Assoc.	6.00%		7/1/2014	74		76,503
Federal National Mortgage Assoc.	6.50%		4/1/2011 - 6/1/2015	341		356,433
Total Government Sponsored Enterprises Pass-Throughs (cost $19,024,155)						19,162,735

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 46.61%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	687		673,068
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	2,020		2,005,555
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	457		452,998
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%		7/10/2045	690		683,576
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	660		654,973
Banc of America Commercial Mortgage, Inc. 2006-1 A2	5.334%		9/10/2045	325		320,095
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%		5/10/2045	1,410		1,407,253
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%		7/10/2044	537		527,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	$137	$136,615
Banc of America Commercial Mortgage, Inc. 2006-5 A1	5.185%	9/10/2047	868	857,012
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	2,076	2,053,023
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	319	321,963
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	430	415,015
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	1,549	1,541,612
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,418	2,409,416
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	1,599	1,599,318
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	880	874,359
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 AAB	4.804%	9/11/2042	375	360,383
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	1,790	1,769,749
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	1,701	1,699,159
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	732	726,061
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	771	762,256
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/1/2038	1,156	1,135,118
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.631%#	4/12/2038	300	297,155
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	850	842,683
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,318,207
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	580	579,704
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	244	242,780
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	134	132,471
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	500	481,343
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	843,103
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	327	323,730
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	450	446,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
GE Capital Commercial Mortgage Corp. 2004-C2 A1	3.111%	3/10/2040	$349	$347,396
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	495	492,905
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,742	2,715,608
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	456	455,874
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.458%#	3/10/2044	674	670,718
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	525	524,478
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,057	1,012,113
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.667%#	5/10/2040	740	728,105
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A4	5.023%	4/10/2040	680	653,810
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A1	3.896%	8/10/2038	462	459,777
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1,259	1,247,311
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	2,781	2,757,741
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	750	723,569
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,073	2,063,030
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1,213	1,192,762
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	288	277,836
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	2,089	2,066,153
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	2,105	2,101,831
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	755	747,455
GS Mortgage Securities Corp. II 2007-GG10 A1	5.69%	8/10/2045	1,281	1,250,416
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,370	1,352,426
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,882	1,830,487
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	315	304,889
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-LN1 A1	4.134%	10/15/2037	92	89,115
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,077	1,050,197
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	685	678,391
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2,139	2,089,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND  August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	$630	$626,111
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	505	499,237
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	68	67,577
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	414	413,415
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	420	417,397
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	848	831,796
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	527	521,464
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A1	5.273%	2/12/2051	945	929,507
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	824	817,017
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,085	1,057,247
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	1,000	993,194
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	2,000	1,986,975
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,275	1,262,052
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	400	396,581
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	1,450	1,433,530
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,957	1,957,902
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	508	505,042
LB-UBS Commercial Mortgage Trust 2006-C6 A1	5.23%	9/15/2039	1,803	1,786,390
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,025	1,020,261
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,983	2,962,414
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1,689	1,686,274
Merrill Lynch Mortgage Trust 2006-C1 A2	5.796%#	5/12/2039	520	515,029
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,180	2,151,299
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	392	386,058
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	821	794,578
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,529	1,511,016
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	1,345	1,326,038
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	523	520,314
Morgan Stanley Capital I 2005-HQ5 A2	4.809%	1/14/2042	368	365,867
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1,145	1,135,479
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	1,368	1,364,579
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	472	466,176
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	990	985,721
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	630	623,224
Morgan Stanley Capital I 2006-IQ12 AAB	5.325%	12/15/2043	380	357,524
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,175	1,154,562
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1,043	1,040,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND  August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I 2006-T23 AAB	5.971%#	8/12/2041	$475	$462,015
Morgan Stanley Capital I 2007-IQ13 A1	5.05%	3/15/2044	1,175	1,142,152
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	603	591,935
Wachovia Bank Commercial Mortgage Trust 2003-C8 A1	3.444%	11/15/2035	1,867	1,863,272
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	790,370
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,555	2,533,951
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	1,385	1,346,798
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	1,467	1,460,294
Total Non-Agency Commercial Mortgage-Backed Securities (cost $105,560,245)				105,837,806

PASS-THROUGH AGENCIES 0.05%
Government National Mortgage Assoc.	5.125%#	11/20/2020-12/20/2027	32	31,921
Government National Mortgage Assoc.	5.50%#	1/20/2018	31	31,414
Government National Mortgage Assoc.	5.625%#	9/20/2031	20	20,187
Government National Mortgage Assoc.	7.00%	4/15/2028	13	13,979
Government National Mortgage Assoc.	10.50%	3/15/2019	15	17,520
Total Pass-Through Agencies (cost $112,330)				115,021
Total Long-Term Investments (cost $225,452,411)				224,529,542

SHORT-TERM INVESTMENTS 2.44%
Repurchase Agreements
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $110,000; proceeds: $106,739			107	106,721
Repurchase Agreement dated 8/29/2008, 2.00% due 9/2/2008 with J.P. Morgan & Chase Co., collateralized by $5,429,000 of Federal Farm Credit Bank at 5.375% due 7/21/2028; value: $5,633,247; proceeds: $5,445,210			5,444	5,444,000

Total Short-Term Investments (cost $5,550,721)				5,550,721
Total Investments in Securities 101.32% (cost $231,003,132)				230,080,263
Liabilities in Excess of Other Assets(e) (1.32%)				(2,996,838)

Net Assets 100.00%				$227,083,425

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND  August 31, 2008

(c)

To be announced (“TBA”).  Security purchased on a forward commitment basis with an approximate principal and maturity date.  Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(d)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2008 (See Note 2(e)).
(e)	Liabilities in excess of other assets include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at August 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Notes	December 2008	41	Long	$8,703,531	$8,204
U.S. 5-Year Treasury Notes	December 2008	(126)	Short	(14,104,125)	3,556
Totals				$(5,400,594)	$11,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 112.83%

Asset-Backed Securities 7.75%
BA Credit Card Trust 2007-A13	2.687%#	4/16/2012	$6,500	$6,432,345
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	4,565	4,569,542
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	4,920	4,903,411
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	678	682,236
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	6,500	6,519,117
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	3,318	3,316,346
Discover Card Master Trust I 2003-4 A1	2.577%#	5/15/2011	1,000	998,412
Discover Card Master Trust I 2005-3 A	2.487%#	5/15/2011	4,800	4,793,001
Discover Card Master Trust I 2006-2 A1	2.467%#	1/17/2012	3,000	2,961,451
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,509,598
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	1,500	1,510,051
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	2,406	2,415,831
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	9,310	9,355,813
MBNA Credit Card Master Note Trust 2006-A1	4.90%	7/15/2011	9,235	9,294,930
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	5,511	5,456,981
Residential Funding Mortgage Securities II, Inc. 2005-HS1 AI1	2.592%#	9/25/2035	50	47,776
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	959	961,320
World Omni Auto Receivables Trust 2005-B A4	2.491%#	9/20/2012	6,463	6,380,508
Total				73,108,669

Corporate Bonds 22.92%
Agilent Technologies, Inc.	6.50%	11/1/2017	2,900	2,853,638
Aleris International, Inc.	10.00%	12/15/2016	1,175	825,438
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,045	1,008,425
Allegheny Technologies, Inc.	8.375%	12/15/2011	297	316,440
American Express Credit Corp.	7.30%	8/20/2013	377	383,368
American International Group, Inc.	4.95%	3/20/2012	2,000	1,882,708
American International Group, Inc.	5.85%	1/16/2018	4,320	3,643,665
American International Group, Inc.†	8.25%	8/15/2018	3,330	3,288,262
American Water Capital Corp.	6.593%	10/15/2037	1,692	1,564,484
Amgen, Inc.	6.375%	6/1/2037	2,103	2,056,688
ArcelorMittal (Luxembourg)†(a)	5.375%	6/1/2013	1,677	1,646,504
AT&T Broadband Corp.	9.455%	11/15/2022	2,548	3,045,805
Atlantic Broadband Finance LLC	9.375%	1/15/2014	540	491,400
Avnet, Inc.	6.625%	9/15/2016	3,778	3,740,923
Baldor Electric Co.	8.625%	2/15/2017	486	494,505
Bank of America Corp.	5.625%	10/14/2016	4,235	3,956,422
Bear Stearns Cos., Inc.	7.25%	2/1/2018	1,051	1,090,827
Biogen Idec, Inc.	6.00%	3/1/2013	400	397,750
Biogen Idec, Inc.	6.875%	3/1/2018	1,727	1,768,034
Biomet, Inc.	11.625%	10/15/2017	885	934,781
BJ Services Co.	6.00%	6/1/2018	1,028	1,047,981
BlackRock, Inc.	6.25%	9/15/2017	3,012	2,963,362
BMC Software, Inc.	7.25%	6/1/2018	935	958,799
Braskem Financial Ltd. (Cayman Islands)†(a)	7.25%	6/5/2018	1,350	1,350,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
British Telecom plc (United Kingdom)(a)	9.125%	12/15/2030	$3,265	$3,857,349
Brookstone Co., Inc.	12.00%	10/15/2012	1,115	1,003,500
Cameron International Corp.	6.375%	7/15/2018	474	474,604
Century Aluminum Co.	7.50%	8/15/2014	500	487,500
CII Carbon LLC†	11.125%	11/15/2015	1,225	1,212,750
Cimarex Energy Co.	7.125%	5/1/2017	1,461	1,431,780
Citigroup, Inc.	6.00%	8/15/2017	2,613	2,426,923
Citigroup, Inc.	6.50%	8/19/2013	12,972	12,999,747
Citigroup, Inc.	6.875%	3/5/2038	2,822	2,728,792
CMS Energy Corp.	6.55%	7/17/2017	885	845,765
Comcast Corp.	6.95%	8/15/2037	904	884,888
Commercial Metals Co.	7.35%	8/15/2018	932	939,386
Commonwealth Edison Co.	6.15%	9/15/2017	650	652,706
Commonwealth Edison Co.	6.95%	7/15/2018	943	938,285
CONSOL Energy, Inc.	7.875%	3/1/2012	1,190	1,231,650
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,347,032
Corrections Corp. of America	7.50%	5/1/2011	925	936,563
Countrywide Financial Corp.	5.80%	6/7/2012	769	696,629
CRH America, Inc.	5.625%	9/30/2011	1,717	1,665,667
CRH America, Inc.	8.125%	7/15/2018	2,363	2,414,112
Deutsche Telekom International Finance BV (Netherlands)(a)	5.875%	8/20/2013	3,540	3,533,578
Dominion Resources, Inc.	7.00%	6/15/2038	619	639,230
Domtar Corp.	7.875%	10/15/2011	770	795,025
Duke Energy Indiana, Inc.	6.35%	8/15/2038	1,386	1,387,229
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	1,515	1,541,931
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,635	1,624,585
El Paso Electric Co.	7.50%	3/15/2038	441	454,717
Enel Finance International (Luxembourg)†(a)	6.25%	9/15/2017	1,250	1,269,859
Enel Finance International (Luxembourg)†(a)	6.80%	9/15/2037	945	963,954
Entergy Arkansas	5.66%	2/1/2025	1,235	1,109,455
Entergy Gulf States Louisiana LLC†	6.00%	5/1/2018	435	418,493
Equifax, Inc.	7.00%	7/1/2037	887	740,171
Equitable Resources, Inc.	6.50%	4/1/2018	1,662	1,686,834
Ferrellgas Partners LP†	6.75%	5/1/2014	1,360	1,190,000
First Data Corp.†	9.875%	9/24/2015	575	496,656
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,189	1,206,887
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,914	1,650,567
General Electric Capital Corp.	5.875%	1/14/2038	4,563	4,122,210
General Motors Corp.	7.20%	1/15/2011	1,324	853,980
GMAC LLC	6.00%	12/15/2011	2,219	1,330,466
GMAC LLC	6.75%	12/1/2014	353	191,874
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	957	825,247
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	1,226	1,174,829
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	670	658,664
hanarotelecom, inc. (South Korea)†(a)	7.00%	2/1/2012	685	676,438
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	1,611	1,586,835
HCA, Inc.	9.125%	11/15/2014	2,997	3,086,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
HKCG Finance Ltd. (Hong Kong)†(a)	6.25%	8/7/2018	$1,725	$1,750,490
Home Depot, Inc. (The)	5.875%	12/16/2036	806	637,785
Hospira, Inc.	6.05%	3/30/2017	1,143	1,117,953
Huntsman International LLC	7.375%	1/1/2015	475	437,000
Idaho Power Corp.	6.25%	10/15/2037	606	568,649
Idearc, Inc.	8.00%	11/15/2016	2,555	1,168,912
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,085	699,825
Inergy Finance LP†	8.25%	3/1/2016	1,475	1,393,875
Inn of the Mountain Gods Resort & Casino	12.00%	11/15/2010	750	538,125
International Paper Co.	8.70%	6/15/2038	406	420,273
Intuit, Inc.	5.75%	3/15/2017	331	314,411
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	400	404,622
ITC Midwest LLC†	6.15%	1/31/2038	747	690,594
Janus Capital Group, Inc.	6.70%	6/15/2017	1,066	977,397
Key Energy Services, Inc.†	8.375%	12/1/2014	385	389,813
Kraft Foods, Inc.	6.875%	1/26/2039	1,350	1,325,796
Lamar Media Corp.	6.625%	8/15/2015	480	427,800
Lehman Brothers Holdings, Inc.	7.00%	9/27/2027	720	643,610
Magellan Midstream Partners LP	6.40%	5/1/2037	862	788,907
Mattel, Inc.	5.625%	3/15/2013	3,034	3,011,494
Medco Health Solutions, Inc.	7.125%	3/15/2018	527	544,259
Mediacom Broadband LLC	8.50%	10/15/2015	1,145	1,050,537
Mohawk Industries, Inc.	6.125%	1/15/2016	1,207	1,107,039
Morgan Stanley	6.00%	4/28/2015	1,975	1,821,570
Morgan Stanley	6.625%	4/1/2018	1,943	1,808,393
Mueller Water Products, Inc.	7.375%	6/1/2017	1,516	1,265,860
Nabors Industries, Inc.†	6.15%	2/15/2018	2,072	2,042,080
National Fuel Gas Co.†	6.50%	4/15/2018	1,394	1,380,643
National Semiconductor Corp.	6.60%	6/15/2017	716	709,575
Nevada Power Co.	5.875%	1/15/2015	1,533	1,525,421
Newfield Exploration Co.	7.125%	5/15/2018	470	445,325
Oncor Electric Delivery Co.	7.00%	9/1/2022	613	605,319
Oncor Electric Delivery Co.	7.25%	1/15/2033	613	613,409
Pacific Energy Partners LP	6.25%	9/15/2015	2,492	2,470,210
Pactiv Corp.	5.875%	7/15/2012	648	647,471
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	790	779,520
Petrobras International Finance Co. (Cayman Islands)(a)	5.875%	3/1/2018	1,236	1,212,464
Petroplus Finance Ltd. (Bermuda)†(a)	7.00%	5/1/2017	1,210	1,079,925
Questar Market Resources	6.80%	4/1/2018	1,205	1,218,965
Quicksilver Resources, Inc.	8.25%	8/1/2015	675	656,438
R.H. Donnelley Corp.	8.875%	10/15/2017	2,245	1,167,400
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,298	3,278,202
Reynolds American, Inc.	7.25%	6/15/2037	1,273	1,258,395
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	1,307	1,319,415
Rock-Tenn Co., Class A†	9.25%	3/15/2016	295	303,850
Rockies Express Pipeline LLC†	6.85%	7/15/2018	495	509,012
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,613	1,698,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Roper Industries, Inc.	6.625%	8/15/2013	$2,033	$2,073,886
Schering-Plough Corp.	6.55%	9/15/2037	959	917,921
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,677,139
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	2,397	2,151,307
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,225	1,203,972
Smithfield Foods, Inc.	7.75%	7/1/2017	995	895,500
Solo Cup Co.	8.50%	2/15/2014	835	738,975
Source Gas LLC†	5.90%	4/1/2017	735	683,678
Southwestern Energy Co.†	7.50%	2/1/2018	535	549,713
Sprint Capital Corp.	7.625%	1/30/2011	1,757	1,757,951
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	315	315,236
Steel Dynamics, Inc.	7.375%	11/1/2012	930	925,350
Steelcase, Inc., Class A	6.50%	8/15/2011	2,214	2,268,945
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	2,505	2,405,231
SunGard Data Systems, Inc.	10.25%	8/15/2015	956	967,950
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,944	1,843,182
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	2,285	2,008,069
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.60%	8/1/2013	650	660,345
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	3,386	3,122,630
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,473,862
Tesco plc (United Kingdom)†(a)	6.15%	11/15/2037	1,990	1,775,347
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	730	731,825
Texas Industries, Inc.†	7.25%	7/15/2013	1,055	999,612
Time Warner Cable, Inc.	7.30%	7/1/2038	1,040	1,048,196
Transocean, Inc. (Cayman Islands)(a)	6.80%	3/15/2038	1,190	1,191,016
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,304	2,327,058
UnitedHealth Group, Inc.	6.625%	11/15/2037	2,254	2,010,449
UnitedHealth Group, Inc.	6.875%	2/15/2038	985	907,351
VF Corp.	6.45%	11/1/2037	1,227	1,141,263
Visteon Corp.	7.00%	3/10/2014	1,780	890,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	410	380,275
Vulcan Materials Co.	6.30%	6/15/2013	1,111	1,102,823
W&T Offshore, Inc.†	8.25%	6/15/2014	705	638,025
Wabtec Corp.	6.875%	7/31/2013	960	964,800
Wachovia Corp.	5.50%	5/1/2013	985	905,301
Wachovia Corp.	5.30%	10/15/2011	587	551,701
Williams Partners LP	7.25%	2/1/2017	1,895	1,902,697
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,210	1,108,662
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	603	541,221
Total				216,087,607

Foreign Bonds 0.60%
Federal Republic of Brazil (Brazil)(a)	6.00%	1/17/2017	800	821,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Foreign Bonds (continued)
Republic of Colombia (Colombia)(a)	7.375%		1/27/2017	$839	$924,997
Republic of Ghana (Ghana)†(a)	8.50%		10/4/2017	400	400,000
Republic of Jamaica (Jamaica)(a)	8.00%		6/24/2019	1,530	1,503,225
Republic of Panama (Panama)(a)	7.25%		3/15/2015	220	239,800
Republic of Peru (Peru)(a)	8.75%		11/21/2033	544	705,840
Republic of Philippines (Philippines)(a)	10.625%		3/16/2025	751	1,026,054
Total					5,621,116

Government Sponsored Enterprises Bonds 5.54%
Federal Home Loan Bank	5.50%		8/13/2014	10,010	10,688,738
Federal National Mortgage Assoc.	3.875%		7/12/2013	41,730	41,573,137
Total					52,261,875

Government Sponsored Enterprises Pass-Throughs 43.43%
Federal Home Loan Mortgage Corp.	5.00%		3/1/2019 - 7/1/2021	58,641	58,402,154
Federal Home Loan Mortgage Corp.(b)	5.00%		TBA	67,620	66,954,349
Federal Home Loan Mortgage Corp.	5.215	%#	12/1/2037	6,731	6,738,483
Federal Home Loan Mortgage Corp.(b)	5.50%		TBA	36,500	36,779,444
Federal Home Loan Mortgage Corp.	5.50%		2/1/2021 - 2/1/2038	17,321	17,157,149
Federal Home Loan Mortgage Corp.	5.683	%#	11/1/2035	3,711	3,785,905
Federal Home Loan Mortgage Corp.	5.841	%#	11/1/2036	5,579	5,713,352
Federal Home Loan Mortgage Corp.(b)	6.00%		TBA	9,400	9,477,841
Federal Home Loan Mortgage Corp.	6.00%		9/1/2013 - 8/1/2020	1,139	1,167,097
Federal Home Loan Mortgage Corp.	6.148	%#	6/1/2036	7,039	7,139,256
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	1,135	1,192,483
Federal National Mortgage Assoc.	5.217	%#	8/1/2038	4,987	5,001,346
Federal National Mortgage Assoc.	5.249	%#	10/1/2035	6,508	6,604,596
Federal National Mortgage Assoc.	5.50%		11/1/2033 - 7/1/2037	109,174	108,129,292
Federal National Mortgage Assoc.	5.501	%#	4/1/2036	1,302	1,326,034
Federal National Mortgage Assoc.	5.517	%#	4/1/2036	2,040	2,075,846
Federal National Mortgage Assoc.	5.526	%#	4/1/2036	3,145	3,203,488
Federal National Mortgage Assoc.	5.63	%#	6/1/2036	3,834	3,906,649
Federal National Mortgage Assoc.	5.664	%#	8/1/2036	4,874	4,971,524
Federal National Mortgage Assoc.	5.709	%#	9/1/2036	4,061	4,140,296
Federal National Mortgage Assoc.	5.728	%#	10/1/2036	5,179	5,292,530
Federal National Mortgage Assoc.	5.828	%#	10/1/2036	3,276	3,349,632
Federal National Mortgage Assoc.	5.928	%#	5/1/2036	3,738	3,797,459
Federal National Mortgage Assoc.	5.931	%#	12/1/2036	10,617	10,822,534
Federal National Mortgage Assoc.	5.938	%#	8/1/2036	9,214	9,420,485
Federal National Mortgage Assoc.(b)	6.00%		TBA	22,700	22,923,459
Total					409,472,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds 0.18%
Massachusetts St Wtr Res Auth Ref Gen Ser B(c)	5.25%	8/1/2036	$1,545	$1,656,194

Non-Agency Commercial Mortgage-Backed Securities 31.48%
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	1,795	1,776,125
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	1,100	1,068,632
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%	11/10/2038	400	374,461
Banc of America Commercial Mortgage, Inc. 2004-4 A6	4.877%	7/10/2042	320	301,839
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	2,025	2,008,946
Banc of America Commercial Mortgage, Inc. 2005-1 A5	5.239%#	11/10/2042	1,706	1,630,177
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	5.122%#	11/10/2042	3,490	3,428,361
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,780	1,654,593
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	2,760	2,538,784
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,193,781
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	2,000	1,923,877
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	3,890	3,860,373
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,789,018
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.352%#	9/10/2047	1,400	1,322,764
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.352%#	9/10/2047	1,450	1,406,242
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,390	1,281,205
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.929%#	5/10/2045	1,200	1,123,161
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%	7/10/2046	1,240	1,153,919
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	2,000	1,957,109
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A4	4.68%	8/13/2039	1,825	1,733,326
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	593	588,090
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A5	4.978%	7/11/2042	2,500	2,364,758
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,595	2,585,674
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,900	1,892,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	$12,360	$12,088,878
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/15/2042	1,728	1,719,345
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	346,040
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	1,660	1,536,497
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	534	530,644
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.30%#	10/12/2042	800	755,535
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.623%#	3/11/2039	1,905	1,772,089
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.623%#	3/11/2039	2,320	2,231,724
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A4	5.902%#	9/11/2038	2,610	2,458,960
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	250	238,761
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.902%#	6/11/2040	400	341,204
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%	10/15/2041	1,500	1,486,608
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	519	516,168
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	555	516,911
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.915%#	3/15/2049	2,855	2,690,988
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	875	854,393
Citigroup Commercial Mortgage Trust 2006-C5 ASB	5.413%	10/15/2049	550	518,993
Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622%	12/10/2049	1,489	1,459,711
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.046%	7/15/2044	761	760,604
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	13,081	12,509,155
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	1,000	936,546
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	2,178	2,172,303
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077%	6/10/2044	8,040	7,824,593
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.921%#	6/10/2046	865	838,341
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	600	576,684
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A2	3.516%	1/15/2037	42	42,390
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A4	4.829%	11/15/2037	5,530	5,176,918
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	843,103
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,219,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	$800	$743,511
Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 AM	5.10%	8/15/2038	1,975	1,771,740
Credit Suisse First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	339	338,642
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	6.021%#	6/15/2038	357	347,577
Credit Suisse Mortgage Capital Certificates 2007-C1 AM	5.416%	2/15/2040	360	300,562
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	870	866,317
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	158	157,130
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%	6/10/2048	1,750	1,624,817
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	298,156
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.512%#	11/10/2045	2,450	2,336,393
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.458%#	3/10/2044	1,668	1,660,193
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.518%#	3/10/2044	5,915	5,845,063
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.518%#	3/10/2044	1,650	1,524,569
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	1,558	1,512,996
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	5,449	5,216,276
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.667%#	5/10/2040	8,690	8,550,310
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	1,030	976,727
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	718,660
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,187	4,148,034
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	1,364,202
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	4,501	4,116,219
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	686	668,281
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.317%	6/10/2036	1,450	1,412,437
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	910	902,389
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	3,250	3,135,467
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,865	2,851,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	$2,800	$2,644,560
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%	4/10/2037	7,000	6,772,419
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	263,874
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	2,300	2,136,449
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	940	930,607
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	1,350	1,257,713
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	435	402,265
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	2,310	2,201,170
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,000	987,172
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,382	4,241,343
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C3 A2	4.994%	7/12/2035	923	902,985
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A4	4.879%	1/12/2038	670	641,078
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.253%#	5/15/2041	1,675	1,652,969
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.378%#	5/15/2041	3,000	2,910,907
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4	4.404%	1/12/2039	1,000	924,613
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	381	377,876
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	841,688
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,000	928,726
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	3,900	3,620,908
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A4	4.738%	7/15/2042	1,300	1,212,808
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	874,547
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.345%#	12/15/2044	975	923,181
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A4	5.481%#	12/12/2044	2,015	1,866,323
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 ASB	5.79%	6/12/2043	2,505	2,426,948
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	930	859,670
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	3,000	2,743,521
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	6.051%#	4/15/2045	500	497,327
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.065%#	4/15/2045	405	382,926
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	540	523,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	$800	$759,402
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,500	1,461,632
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,490,231
LB-UBS Commercial Mortgage Trust 2004-C6 A6	5.02%	8/15/2029	2,145	2,037,916
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,551,624
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	692,049
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	145	143,745
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	323,108
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	1,360	1,316,479
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	3,033,998
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	530	501,138
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	3,137,556
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	1,560	1,461,685
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.08%#	6/15/2038	670	637,443
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	2,091	2,067,000
LB-UBS Commercial Mortgage Trust 2007-C1 AAB	5.403%	2/15/2040	1,490	1,384,079
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	2,140	2,112,145
Merrill Lynch Mortgage Trust 2004-KEY2 A4	4.864%	8/12/2039	600	563,007
Merrill Lynch Mortgage Trust 2004-MKB1 A4	5.176%	2/12/2042	1,000	960,575
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.416%#	11/12/2037	1,035	982,162
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	6,200	6,077,752
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275	1,226,511
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,266,851
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	822	820,497
Merrill Lynch Mortgage Trust 2006-C1 A4	5.841%#	5/12/2039	3,405	3,201,411
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,500	1,480,251
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.603%#	2/12/2039	2,269	2,104,502
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	795	774,694
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,030	996,852
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	900	808,660
Morgan Stanley Capital I 2003-HQ2 A2	4.92%	3/12/2035	502	484,745
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	510	500,651
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,926,783
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	595	567,651
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,634	1,613,837
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	145	144,529
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	950	888,117
Morgan Stanley Capital I 2005-HQ7 A4	5.379%#	11/14/2042	950	909,981
Morgan Stanley Capital I 2005-HQ7 AAB	5.356%#	11/14/2042	520	508,026
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%	9/15/2042	1,905	1,856,595
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	2,227,250
Morgan Stanley Capital I 2005-T17 A5	4.78%	12/13/2041	285	265,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	$1,459		$1,445,402
Morgan Stanley Capital I 2006-HQ8 A4	5.56%#	3/12/2044	2,035		1,888,931
Morgan Stanley Capital I 2006-HQ8 AAB	5.564%#	3/12/2044	1,300		1,256,194
Morgan Stanley Capital I 2006-HQ9 A4	5.731%	7/12/2044	235		220,131
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150		4,077,815
Morgan Stanley Capital I 2006-T21 A4	5.162%	10/12/2052	1,325		1,207,546
Morgan Stanley Capital I 2007-HQ11 A1	5.246%	2/20/2044	2,154		2,114,544
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	1,500		1,390,317
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825		3,699,130
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4	4.748%	2/15/2041	2,600		2,434,877
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	1,280		1,266,930
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,355		2,335,438
Wachovia Bank Commercial Mortgage Trust 2005-C17 A4	5.083%	3/15/2042	115		108,455
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	550		534,829
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	349		346,013
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,281,742
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.384%#	10/15/2044	630		600,514
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.349%#	10/15/2044	3,490		3,431,152
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%#	12/15/2044	594		591,471
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.44%	12/15/2044	620		588,198
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,485,689
Total					296,833,033

Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(d)	68

U.S. Treasury Obligations 0.93%
U.S. Treasury Bonds	4.375%	2/15/2038	2,434		2,417,458
U.S. Treasury Bonds	5.00%	5/15/2037	2,097		2,292,120
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	13,921		4,105,790
Total					8,815,368
Total Long-Term Investments (cost $1,073,522,132)					1,063,856,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2008

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 4.09%

Repurchase Agreements
Repurchase Agreement dated 8/29/2008, 2.00% due 9/2/2008 with J.P. Morgan Chase & Co. collateralized by $7,537,000 of Federal National Mortgage Assoc. at 4.75% due 3/12/2010, $7,572,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012, $8,045,000 of Federal Home Loan Mortgage Corp. at 4.75% due 11/3/2009, $8,050,000 of Federal Farm Credit Bank at 4.875% due 1/27/2020 and $6,610,000 of Federal Home Loan Bank at 5.25% due 11/23/2010; value: $39,210,449; proceeds: $38,438,540	$38,430	$38,430,000
Repurchase Agreement dated 8/29/2008, 1.58% due 9/2/2008 with State Street Bank & Trust Co. collateralized by $170,000 of Federal Home Loan Bank at 2.25% due 4/1/2009; value: $170,000; proceeds: $161,996	162	161,968
Total Short-Term Investments (cost $38,591,968)		38,591,968
Total Investments in Securities 116.92% (cost $1,112,114,100)		1,102,448,581
Liabilities in Excess of Other Assets(f) (16.92%)		(159,567,002)
Net Assets 100.00%		$942,881,579

#	Variable rate security. The interest rate represents the rate at August 31, 2008.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)	Insured by Financial Security Assurance, Inc., a municipal bond insurance company.
(d)	Amount is less than $1,000.
(e)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2008 (See Note 2(e)).
(f)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts, as follows:

Open Futures Contracts at August 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2008	(262)	Short	$(29,327,625)	$(17,989)
U.S. 10-Year Treasury Note	December 2008	57	Long	6,583,500	(4,352)
U.S. Treasury Bond	December 2008	(53)	Short	(6,217,563)	(24,176)
Totals				$(28,961,688)	$(46,517)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

1.  ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation.  Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income.  Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income.  High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital.  Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. As of August 31, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)

Forward Foreign Currency Exchange Contracts–As of August 31, 2008, the Income Fund had open forward foreign currency exchange contracts. The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement rather than physical delivery. The contracts are valued daily at forward exchange rates.

(e)

Futures Contracts-The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on

Notes to Schedule of Investments (unaudited)(continued)

the amount of variation margin.  When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.  As of August 31, 2008, Core Fixed Income Fund, Income Fund, Short Duration Income Fund and Total Return Fund had open futures contracts.

(f)     When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)     TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.  Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above.  The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation).  If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)     Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)         Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of August 31, 2008, the Funds did not have any open reverse repurchase agreements.

(j)         Mortgage Dollar Rolls-Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.  During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)      Short Sales-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(l)         Credit Default Swaps-High Yield Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap

Notes to Schedule of Investments (unaudited)(continued)

contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(m)   Floating Rate Loans-As of August 31, 2008, the Floating Rate Fund, High Yield Fund and Income Fund invested in floating rate loans. Floating rate loans usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of August 31, 2008, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Bausch & Lomb, Inc. Delayed Draw Term Loan, 4/24/2015	$80,000	$(1,918)
Community Health Systems, Inc. Term Loan B, 7/25/2014	58,938	(3,094)
Fontainebleau Resorts LLC Term Loan B, 6/6/2014	153,333	(32,200)
HUB International Ltd. Delayed Draw Term Loan, 6/13/2014	30,631	(2,757)
Manitowoc Co., Inc. Term Loan B, 10/31/2014	500,000	(208)
Telesat Canada Delayed Draw Term Loan, 10/31/2014	15,757	(598)
United Surgical Partners International, Inc. Delayed Draw Term Loan, 4/19/2014	18,145	(1,588)
	$856,804	$(42,363)

(n)     Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for

Notes to Schedule of Investments (unaudited)(continued)

disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 - quoted prices in active markets for identical investments;

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing each Fund’s investments carried at value:

Balanced Strategy Fund			Convertible Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,317,736,779	$—	Level 1 - Quoted Prices	$12,600,082	$—
Level 2 - Other Significant Observable Inputs	—	—	Level 2 - Other Significant Observable Inputs	376,216,698	—
Total	$1,317,736,779	$—	Total	$388,816,780	$—

Core Fixed Income Fund			Diversified Equity Strategy Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$5,159	Level 1 - Quoted Prices	$94,868,088	$—
Level 2 - Other Significant Observable Inputs	193,536,069	—	Level 2 - Other Significant Observable Inputs	225,088	—
Total	$193,536,069	$5,159	Total	$95,093,176	$—

Diversified Income Strategy Fund			Floating Rate Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$96,153,259	$—	Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	382,979	—	Level 2 - Other Significant Observable Inputs	83,819,143	—
Total	$96,536,238	$—	Total	$83,819,143	$—

Growth & Income Strategy Fund			High Yield Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$414,197,052	$—	Level 1 - Quoted Prices	$930,000	$—
Level 2 - Other Significant Observable Inputs	179,344	—	Level 2 - Other Significant Observable Inputs	467,595,214	(1,241,192)
Total	$414,376,396	$—	Total	$468,525,214	$(1,241,192)

Notes to Schedule of Investments (unaudited)(continued)

Income Fund			Short Duration Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(1,711,765)	Level 1 - Quoted Prices	$—	$11,760
Level 2 - Other Significant Observable Inputs	594,546,029	—	Level 2 - Other Significant Observable Inputs	230,080,263	—
Total	$594,546,029	$(1,711,765)	Total	$230,080,263	$11,760

Total Return Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(46,517)
Level 2 - Other Significant Observable Inputs	1,102,448,581	—
Total	$1,102,448,581	$(46,517)

*       Other Financial Instruments include futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

3.   FEDERAL TAX INFORMATION

As of August 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,436,480,935	$398,128,488	$194,384,836
Gross unrealized gain	763,624	13,745,865	1,088,023
Gross unrealized loss	(119,507,780)	(23,057,573)	(1,936,790)
Net unrealized security loss	$(118,744,156)	$(9,311,708)	$(848,767)

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$107,286,965	$107,002,264	$85,767,670
Gross unrealized gain	—	2,511	365,924
Gross unrealized loss	(12,193,789)	(10,468,537)	(2,314,451)
Net unrealized security loss	$(12,193,789)	$(10,466,026)	$(1,948,527)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$472,006,749	$499,351,640	$613,835,850
Gross unrealized gain	266,537	1,187,369	3,109,939
Gross unrealized loss	(57,896,890)	(32,013,795)	(22,399,760)
Net unrealized security loss	$(57,630,353)	$(30,826,426)	$(19,289,821)

	Short Duration Income Fund	Total Return Fund
Tax cost	$231,115,557	$1,112,657,448
Gross unrealized gain	1,074,861	7,286,831
Gross unrealized loss	(2,110,155)	(17,495,698)
Net unrealized security loss	$(1,035,294)	$(10,208,867)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4.  INVESTMENT RISKS

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Diversified Equity Strategy Fund’s, Diversified Income Strategy Fund’s and Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term debt securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield securities in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “lower rated bonds” or “junk bonds”), may default as to principal and/or interest payments after a Fund purchases its securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

Notes to Schedule of Investments (unaudited)(continued)

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund is subject to the risks associated with foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.  Floating Rate Fund and High Yield Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities.  Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates.  These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Floating Rate Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities.  Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at its desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Core Fixed Income Fund and Total Return Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates.

Notes to Schedule of Investments (unaudited)(concluded)

These changes can affect the value, income and/or liquidity of such positions.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.  Each of Core Fixed Income Fund and Total Return Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect each Fund’s performance.

5.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their efforts on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other funds (“Underlying Funds”) managed by Lord Abbett.  As of August 31, 2008, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	24.48%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	14.98%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.23%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.20%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.23%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.67%
Lord Abbett Securities Trust – International Dividend Income Fund - Class I	4.89%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	10.58%
Lord Abbett Investment Trust – Total Return Fund – Class I	7.74%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	15.11%
Lord Abbett Securities Trust – All Value Fund – Class I	9.93%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.98%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.99%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.02%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.08%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	19.91%
Lord Abbett Large Cap Growth Fund – Class I	9.94%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.04%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.49%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	27.03%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.52%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.05%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.87%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.02%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.02%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	10.01%
Lord Abbett Securities Trust – All Value Fund – Class I	10.16%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	7.97%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.18%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.54%
Lord Abbett Investment Trust – High Yield Fund – Class I	20.42%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	14.34%
Lord Abbett Securities Trust – International Dividend Income Fund	4.77%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	4.56%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	15.33%
Lord Abbett Large Cap Growth Fund – Class I	2.49%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.23%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2008, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or

Investments in Underlying Funds (unaudited)

about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.83%
Merrill Lynch & Co., Inc.	4.34%
Wells Fargo & Co.	3.92%
Bank of New York Mellon Corp. (The)	3.87%
Kroger Co. (The)	3.08%
General Electric Co.	2.95%
Wal-Mart Stores, Inc.	2.69%
Abbott Laboratories	2.64%
Exxon Mobil Corp.	2.53%
PNC Financial Services Group, Inc. (The)	2.49%

Holdings by Sector*	% of Investments
Auto & Transportation	2.21%
Consumer Discretionary	10.50%
Consumer Staples	9.80%
Energy	0.53%
Financial Services	34.95%
Healthcare	11.93%
Integrated Oils	3.27%
Materials and Processing	3.81%
Other	5.13%
Other Energy	3.71%
Producer Durables	0.39%
Technology	8.04%
Utilities	2.64%
Short-Term Investment	3.09%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust — All Value Fund

Ten Largest Holdings	% of Investments
Abbott Laboratories	3.40%
Schering-Plough Corp.	2.76%
DaVita, Inc.	2.45%
Amgen, Inc.	2.42%
Cullen/Frost Bankers, Inc.	2.30%
Pactiv Corp.	2.24%
Exxon Mobil Corp.	2.23%
Archer Daniels Midland Co.	2.15%
Carlisle Cos., Inc.	1.97%
Kroger Co. (The)	1.97%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	6.71%
Consumer Discretionary	5.60%
Consumer Staples	4.55%
Financial Services	12.81%
Healthcare	18.26%
Integrated Oils	2.78%
Materials and Processing	14.15%
Other	4.97%
Other Energy	8.34%
Producer Durables	8.81%
Technology	6.48%
Utilities	4.77%
Short-Term Investment	1.77%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 6.00%, 12/01/2035	3.70%
Kraft Foods, Inc. Class A	3.00%
AT&T, Inc.	2.60%
NiSource, Inc.	2.36%
Ameren Corp.	2.36%
Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	2.29%
Bristol-Myers Squibb Co.	2.26%
Federal National Mortgage Assoc., 6.50%, 12/01/2036	2.18%
EMBARQ Corp.	2.13%
Pfizer, Inc.	2.06%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.11%
Consumer Staples	14.09%
Energy	10.88%
Financials	20.25%
Healthcare	11.85%
Industrials	4.99%
Insurance	3.74%
Materials	6.70%
Telecommunication Services	10.38%
Utilities	10.52%
Short-Term Investment	0.49%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 6.00%, 3/1/2036	4.64%
Federal National Mortgage Assoc., 6.50%, 6/1/2036	3.21%
Federal National Mortgage Assoc., 5.50%, 7/1/2033	1.93%
Federal National Mortgage Assoc., 6.00%, 11/1/2034	1.58%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.13%
Edison Mission Energy, 7.00%, 5/15/2017	0.94%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.84%
CCH I LLC / CCH I Capital Corp., 11.00%, 10/1/2015	0.81%
Allbritton Communications Co., 7.75%, 12/15/2012	0.81%
GMAC LLC, 7.25%, 3/2/2011	0.80%

Holdings by Sector*	% of Investments
Agency	1.63%
Banking	1.87%
Basic Industry	8.05%
Brokerage	0.18%
Capital Goods	7.34%
Consumer Cyclical	4.98%
Consumer Non-Cyclical	6.52%
Energy	11.86%
Finance & Investment	1.32%
Financial Services	0.19%
Government Guaranteed	1.40%
Insurance	0.78%
Media	7.36%
Mortgage Backed	12.43%
Services Cyclical	8.05%
Services Non-Cyclical	6.07%
Technology & Electronics	5.30%
Telecommunications	5.43%
Utilities	8.39%
Short-Term Investment	0.85%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Concur Technologies, Inc.	2.71%
Illumina, Inc.	2.33%
NetLogic Microsystems, Inc.	2.03%
Aeropostale, Inc.	1.93%
Alexion Pharmaceuticals, Inc.	1.88%
Phase Forward, Inc.	1.87%
Masimo Corp.	1.75%
F5 Networks, Inc.	1.70%
NuVasive, Inc.	1.68%
SVB Financial Group	1.66%

Holdings by Sector*	% of Investments
Auto & Transportation	4.99%
Consumer Discretionary	19.96%
Consumer Staples	1.02%
Financial Services	8.74%
Healthcare	23.92%
Materials and Processing	3.77%
Other Energy	5.20%
Producer Durables	6.53%
Technology	24.19%
Utilities	0.80%
Short-Term Investment	0.88%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Alltel Communications, Inc. Term Loan B2, 5.064%, 5/16/2015	1.77%
Commscope Term Loan B, 4.969%-5.3006%, 12/27/2014	1.43%
HCA, Inc., 5.051%, 11/17/2013	1.39%
Texas Competitive Electric Holdings Co. LLC Term Loan B, 5.963%-6.3025%, 10/10/2014	1.39%
Community Health Systems, Inc. Term Loan B, 4.719%-5.060%, 7/25/2014	1.30%
Itron, Inc. Term Loan B, 4.22%, 4/18/2014	1.22%
Wrigley Jr. Co., 1.00%, 9/30/2014	1.20%
DIRECTV Holdings LLC Tranche C Term Loan, 4.719%-5.25%, 4/13/2013	1.19%
Mylan Laboratories, Inc. New Term Loan B, 5.75%-6.0625%, 10/2/2014	1.18%
Biomet, Inc. Term Loan B, 5.801%, 3/25/2015	1.16%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	1.67%
Chemicals	4.08%
Consumer Non-Durables	1.71%
Energy	5.33%
Financial	3.59%
Food/Tobacco	4.01%
Forest Prod/Containers	4.22%
Gaming/Leisure	2.38%
Healthcare	11.59%
Information Technology	3.00%
Manufacturing	5.53%
Media/Telecom	25.30%
Metals/Minerals	3.87%
Retail	1.12%
Service	2.98%
Time Deposits	0.00%
Transportation	6.10%
Utilities	3.21%
Short-Term Investment	10.31%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.51%
T. Rowe Price Group, Inc.	2.03%
Church & Dwight Co., Inc.	2.00%
Crown Castle International Corp.	1.75%
American Tower Corp. Class A	1.63%
Cameron International Corp.	1.59%
ITC Holdings Corp.	1.58%
ImClone Systems, Inc.	1.52%
DENTSPLY International, Inc.	1.49%
Amphenol Corp. Class A	1.46%

Holdings by Sector*	% of Investments
Auto & Transportation	1.03%
Consumer Discretionary	18.21%
Consumer Staples	6.38%
Financial Services	8.00%
Healthcare	19.28%
Intergrated Oils	0.82%
Materials and Processing	6.34%
Media	0.97%
Other	1.34%
Other Energy	7.42%
Producer Durables	8.78%
Technology	13.17%
Utilities	5.21%
Short-Term Investment	3.05%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	2.75%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.97%
Ford Motor Credit Co. LLC, 9.75%, 9/15/2010	1.86%
El Paso Corp., 8.05%, 10/15/2030	1.83%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	1.79%
Inergy Finance LP, 8.25%, 3/1/2016	1.62%
Edison Mission Energy, 7.75%, 6/15/2016	1.61%
L-3 Communications Corp., 6.125%, 1/15/2014	1.55%
Nalco Co., 7.75%, 11/15/2011	1.52%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	1.51%

Holdings by Sector*	% of Investments
Agency	0.11%
Banking	0.95%
Basic Industry	9.44%
Capital Goods	9.94%
Consumer Cyclical	9.51%
Consumer Non-Cyclical	4.39%
Energy	13.52%
Finance & Investment	0.57%
Insurance	0.34%
Media	5.44%
Services Cyclical	10.73%
Services Non-Cyclical	9.92%
Technology & Electronics	4.34%
Telecommunications	9.45%
Utilities	8.92%
Short-Term Investment	2.43%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co. KG&A	2.27%
Roche Holding Ltd. AG	2.22%
Nestle SA Registered Shares	2.13%
BAE Systems plc	2.01%
East Japan Railway Co.	1.99%
Deutsche Telekom AG Registered Shares	1.97%
Diageo plc	1.95%
Vodafone Group plc	1.78%
Linde AG	1.75%
Enel SpA	1.69%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.00%
Consumer Cyclical	0.56%
Consumer Discretionary	4.31%
Consumer Non-Cyclical	0.90%
Consumer Staples	12.68%
Diversified	1.04%
Energy	8.63%
Financials	19.57%
Healthcare	9.23%
Industrials	8.27%
Information Technology	6.92%
Materials	4.35%
Non-Property Financials	0.64%
Technology	0.50%
Telecommunication Services	8.76%
Utilities	6.79%
Short-Term Investment	5.85%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Enerplus Resources Fund Unit	2.49%
Penn West Energy Trust Unit	2.40%
Bell Aliant Regional Communications Income Fund Unit	2.38%
Gestevision Telecinco SA	2.09%
Telefonica O2 Czech Republic AS	2.07%
Enel SpA	2.01%
Deutsche Telekom AG Registered Shares	1.93%
VTech Holdings Ltd.	1.80%
Kimberly Clark de Mexico SAB de CV	1.77%
GlaxoSmithKline plc ADR	1.77%

Holdings by Sector*	% of Investments
Auto & Transportation	2.18%
Consumer Cyclical	2.45%
Consumer Discretionary	1.77%
Consumer Services	6.92%
Consumer Staples	7.90%
Energy	8.10%
Financial Services	22.37%
Healthcare	1.77%
Industrial Goods & Services	1.03%
Integrated Oils	3.43%
Materials and Processing	2.83%
Other	0.61%
Producer Durables	1.80%
Technology	2.79%
Telecommunications	11.36%
Transportation	5.51%
Utilities	7.40%
Short-Term Investment	9.78%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Fresenius Medical Care AG & Co. ADR	2.70%
Davide Campari-Milano SpA	2.61%
Hera SpA	2.14%
Enagas SA	2.11%
Azimut Holding SpA	1.77%
Nitori Co., Ltd.	1.77%
Gemalto NV	1.76%
Rexcapital Financial Holdings Ltd.	1.69%
Capcom Co., Ltd.	1.64%
Rheimetall AG	1.61%

Holdings by Sector*	% of Investments
Basic Materials	11.34%
Consumer Cyclical	12.41%
Consumer Non-Cyclical	5.19%
Diversified Financials	5.36%
Energy	8.98%
Healthcare	4.53%
Industrial Goods & Services	17.16%
Non-Property Financials	4.62%
Property and Property Services	4.19%
Technology	9.59%
Telecommunications	1.25%
Transportation	4.07%
Utilities	6.21%
Short-Term Investment	5.10%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	3.24%
Exxon Mobil Corp.	2.98%
Monsanto Co.	2.77%
AT&T, Inc.	2.37%
Wal-Mart Stores, Inc.	2.29%
Schlumberger Ltd.	1.80%
Chevron Corp.	1.65%
Activision Blizzard, Inc.	1.65%
Microsoft Corp.	1.63%
JPMorgan Chase & Co.	1.62%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	0.67%
Consumer Discretionary	10.92%
Consumer Staples	14.87%
Financial Services	14.15%
Healthcare	14.74%
Integrated Oils	6.47%
Materials and Processing	5.91%
Other	1.63%
Other Energy	3.46%
Producer Durables	6.24%
Technology	11.95%
Utilities	7.31%
Short-Term Investment	1.68%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large Cap Growth Fund

Ten Largest Holdings	% of Investments
Wal-Mart Stores, Inc.	3.58%
International Business Machines Corp.	3.16%
Baxter International, Inc.	3.04%
Gilead Sciences, Inc.	2.87%
Genzyme Corp.	2.71%
Apple, Inc.	2.68%
Google, Inc. Class A	2.60%
McDonald’s Corp.	2.59%
Microsoft Corp.	2.40%
Lockheed Martin Corp.	2.27%

Holdings by Sector*	% of Investments
Auto & Transportation	1.14%
Consumer Discretionary	15.00%
Consumer Staples	7.81%
Financial Services	6.76%
Healthcare	20.79%
Integrated Oils	1.41%
Materials and Processing	3.54%
Other	1.01%
Other Energy	7.80%
Producer Durables	6.08%
Technology	24.82%
Utilities	1.08%
Short-Term Investment	2.76%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 12/1/2036	8.40%
Federal Home Loan Mortgage Corp., 5.00%, TBA	6.29%
Federal National Mortgage Assoc., 3.875%, 7/12/2013	3.91%
Federal Home Loan Mortgage Corp., 5.50%, TBA	3.46%
Federal National Mortgage Assoc., 6.00%, TBA	2.15%
Federal National Mortgage Assoc., 5.50%, 7/1/2037	1.76%
Federal Home Loan Mortgage Corp., 5.50%, 2/1/2038	1.36%
Federal Home Loan Mortgage Corp., 5.00%, 10/1/2020	1.33%
Citigroup, Inc., 6.50%, 8/19/2013	1.22%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB, 5.575%, 1/15/2046	1.18%

Credit Rating	% of Investments
AAA	75.96%
AA	0.42%
AA-	3.41%
A+	0.84%
A	0.43%
A-	1.71%
BBB+	3.17%
BBB	2.61%
BBB-	2.55%
BB+	0.47%
BB	0.70%
BB-	0.90%
B+	0.33%
B	0.58%
B-	1.30%
CCC+	0.15%
CCC	0.17%
CCC-	0.00%
U.S. Treasury	0.80%
Short-Term Investment	3.50%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Carlisle Cos., Inc.	2.33%
Alliant Techsystems, Inc.	2.04%
Financial Federal Corp.	1.90%
Cullen/Frost Bankers, Inc.	1.76%
Silgan Holdings, Inc.	1.71%
Wisconsin Energy Corp.	1.69%
HCC Insurance Holdings, Inc.	1.66%
CARBO Ceramics, Inc.	1.65%
Pactiv Corp.	1.63%
J.M. Smucker Co. (The)	1.61%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Transportation	7.34%
Consumer Discretionary	7.12%
Consumer Staples	3.53%
Financial Services	16.16%
Healthcare	9.56%
Materials and Processing	14.39%
Other	3.65%
Other Energy	5.23%
Producer Durables	7.15%
Technology	12.19%
Utilities	7.63%
Short-Term Investment	6.05%
Total	100.00%

*A sector may comprise several industries.

Item 2:                                Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 20, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 20, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 20, 2008